                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                             FINANCIAL STATEMENTS


                         YEAR ENDED DECEMBER 31, 1998
                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)


                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                               TABLE OF CONTENTS


                               DECEMBER 31, 1998



                                                   PAGE
                                                   -----

Independent Auditors' Report ...................   A-3
Financial Statements:
 Statements of Assets and Liabilities ..........   A-4
 Statements of Operations ......................   A-11
 Statements of Changes in Net Assets ...........   A-21
Notes to Financial Statements ..................   A-43

                         INDEPENDENT AUDITORS' REPORT

Policyholders
Life of Virginia Separate Account III
and
The Board of Directors
The Life Insurance Company of Virginia:

     We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account III (the Account) (comprising the GE Investments Funds, Inc. -- S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income and U.S. Equity Funds; the Oppenheimer Variable Account Funds -- Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund -- Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II -- Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III -- Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series -- American Leaders, High Income Bond and Utility Funds II; the Alger American -- Small Cap and Growth Portfolios; the PBHG Insurance Series Fund -- PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series -- Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; and the Goldman Sachs Variable Insurance Trust Fund -- Growth and Income, and Mid Cap Equity Funds) as of December 31, 1998 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc. Government Securities Fund; the Oppenheimer Variable Account Money Fund; the Variable Insurance Products Fund -- Money Market and High Income Portfolios; and the Neuberger & Berman Advisers Management Trust -- Balanced, Bond and Growth Portfolios, of Life of Virginia Separate Account III for each of the years or lesser periods in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account III as of December 31, 1998 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended in conformity with generally accepted accounting principles.


                                                         KPMG LLP



Richmond, Virginia
February 12, 1999

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998



                                                                                  GE INVESTMENTS FUNDS, INC.
                                                                 -------------------------------------------------------------
                                                                     S&P 500          MONEY           TOTAL      INTERNATIONAL
                                                                      INDEX           MARKET         RETURN         EQUITY
                                                                       FUND            FUND           FUND           FUND
ASSETS                                                           --------------- --------------- -------------- --------------
Investment in GE Investments Funds, Inc., at fair value
 (note 2):
 S&P 500 Index Fund (262,906 shares;
   cost -- $5,771,156)..........................................   $ 6,233,508              --             --            --
 Money Market Fund (11,242,128 shares;
   cost -- $11,242,128).........................................            --      11,242,128             --            --
 Total Return Fund (122,092 shares;
   cost -- $1,726,565)..........................................            --              --      1,789,863            --
 International Equity Fund (26,863 shares;
   cost -- $345,138)............................................            --              --             --       319,402
 Real Estate Securities Fund (61,643 shares;
   cost -- $935,562)............................................            --              --             --            --
 Global Income Fund (2,709 shares;
   cost -- $27,899).............................................            --              --             --            --
 Value Equity Fund (39,257 shares;
   cost -- $528,175)............................................            --              --             --            --
 Income Fund (119,139 shares; cost of $1,455,472)...............            --              --             --            --
 U.S. Equity Fund (366 shares; cost $11,012)....................            --              --             --            --
Receivable for units sold ......................................            --         198,856            231            --
                                                                   -----------      ----------      ---------       -------
   TOTAL ASSETS ................................................     6,233,508      11,440,984      1,790,094       319,402
                                                                   -----------      ----------      ---------       -------

LIABILITIES
Accrued expenses payable to affiliate (note 3) .................        13,115         602,160          2,542        19,163
Payable for units withdrawn ....................................       140,870              --             --            --
                                                                   -----------      ----------      ---------       -------
   TOTAL LIABILITIES ...........................................       153,985         602,160          2,542        19,163
                                                                   -----------      ----------      ---------       -------
Net assets attributable to variable life policyholders .........   $ 6,079,523      10,838,824      1,787,552       300,239
                                                                   ===========      ==========      =========       =======
Outstanding units ..............................................       140,437         692,577         59,645        20,749
                                                                   ===========      ==========      =========       =======
Net asset value per unit .......................................   $     43.29           15.65          29.97         14.47
                                                                   ===========      ===========     ==========      ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                 GE INVESTMENTS FUNDS, INC.
                                                                        (CONTINUED)
                                                                 -------------------------
                                                                  REAL ESTATE     GLOBAL
                                                                   SECURITIES     INCOME
                                                                      FUND         FUND
ASSETS                                                           ------------- -----------
Investment in GE Investments Funds, Inc., at fair value
 (note 2):
 S&P 500 Index Fund (262,906 shares;
   cost -- $5,771,156)..........................................          --          --
 Money Market Fund (11,242,128 shares;
   cost -- $11,242,128).........................................          --          --
 Total Return Fund (122,092 shares;
   cost -- $1,726,565)..........................................          --          --
 International Equity Fund (26,863 shares;
   cost -- $345,138)............................................          --          --
 Real Estate Securities Fund (61,643 shares;
   cost -- $935,562)............................................   $ 712,358          --
 Global Income Fund (2,709 shares;
   cost -- $27,899).............................................          --      28,521
 Value Equity Fund (39,257 shares;
   cost -- $528,175)............................................          --          --
 Income Fund (119,139 shares; cost of $1,455,472)...............          --          --
 U.S. Equity Fund (366 shares; cost $11,012)....................          --          --
Receivable for units sold ......................................          --          --
                                                                   ---------      ------
   TOTAL ASSETS ................................................     712,358      28,521
                                                                   ---------      ------

LIABILITIES
Accrued expenses payable to affiliate (note 3) .................       5,517          36
Payable for units withdrawn ....................................          --          --
                                                                   ---------      ------
   TOTAL LIABILITIES ...........................................       5,517          36
                                                                   ---------      ------
Net assets attributable to variable life policyholders .........   $ 706,841      28,485
                                                                   =========      ======
Outstanding units ..............................................      47,312       2,483
                                                                   =========      ======
Net asset value per unit .......................................   $   14.94       11.47
                                                                   =========     =======



                                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                                 ---------------------------------------
                                                                     VALUE                       U.S.
                                                                    EQUITY        INCOME        EQUITY
                                                                     FUND          FUND          FUND
ASSETS                                                           ------------ -------------- -----------
Investment in GE Investments Funds, Inc., at fair value
 (note 2):
 S&P 500 Index Fund (262,906 shares;
   cost -- $5,771,156)..........................................         --             --          --
 Money Market Fund (11,242,128 shares;
   cost -- $11,242,128).........................................         --             --          --
 Total Return Fund (122,092 shares;
   cost -- $1,726,565)..........................................         --             --          --
 International Equity Fund (26,863 shares;
   cost -- $345,138)............................................         --             --          --
 Real Estate Securities Fund (61,643 shares;
   cost -- $935,562)............................................         --             --          --
 Global Income Fund (2,709 shares;
   cost -- $27,899).............................................         --             --          --
 Value Equity Fund (39,257 shares;
   cost -- $528,175)............................................    532,724             --          --
 Income Fund (119,139 shares; cost of $1,455,472)...............         --      1,470,171          --
 U.S. Equity Fund (366 shares; cost $11,012)....................         --             --      11,255
Receivable for units sold ......................................      1,652             --          --
                                                                    -------      ---------      ------
   TOTAL ASSETS ................................................    534,376      1,470,171      11,255
                                                                    -------      ---------      ------

LIABILITIES
Accrued expenses payable to affiliate (note 3) .................      1,668          2,862       1,093
Payable for units withdrawn ....................................         --            260          --
                                                                    -------      ---------      ------
   TOTAL LIABILITIES ...........................................      1,668          3,122       1,093
                                                                    -------      ---------      ------
Net assets attributable to variable life policyholders .........    532,708      1,467,049      10,162
                                                                    =======      =========      ======
Outstanding units ..............................................     38,490        137,493         952
                                                                    =======      =========      ======
Net asset value per unit .......................................      13.84          10.67       10.67
                                                                   ========     ==========     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                  OPPENHEIMER VARIABLE ACCOUNT
                                                                             FUNDS
                                                                 ------------------------------
                                                                                     CAPITAL
                                                                       BOND       APPRECIATION
                                                                       FUND           FUND
ASSETS                                                           --------------- --------------
Investment in Oppenheimer Variable Account Funds,
 at fair value (note 2):
 Bond Fund (201,259 shares; cost -- $2,458,255).................   $ 2,479,515             --
 Capital Appreciation Fund (145,202 shares;
   cost -- $5,897,978)..........................................            --      6,509,425
 Growth Fund (130,689 shares; cost -- $4,333,754)...............            --             --
 High Income Fund (748,152 shares;
   cost -- $8,219,409)..........................................
 Multiple Strategies Fund (190,787 shares;
   cost -- $3,121,234)..........................................            --             --
 Receivable from affiliate .....................................            --         22,545
 Receivable for units sold .....................................         7,506             --
                                                                   -----------      ---------
   TOTAL ASSETS ................................................     2,487,021      6,531,970
                                                                   -----------      ---------

LIABILITIES
Accrued expenses payable to affiliate (note 3) .................        13,416          8,732
Payable for units withdrawn ....................................            --         24,554
                                                                   -----------      ---------
   TOTAL LIABILITIES ...........................................        13,416         33,286
                                                                   -----------      ---------
Net assets attributable to variable life policyholders .........   $ 2,473,605      6,498,684
                                                                   ===========      =========
Outstanding units ..............................................       106,851        176,259
                                                                   ===========      =========
Net asset value per unit .......................................   $     23.15          36.87
                                                                   ===========     ==========



                                                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                 --------------------------------------------
                                                                                     HIGH         MULTIPLE
                                                                     GROWTH         INCOME       STRATEGIES
                                                                      FUND           FUND           FUND
ASSETS                                                           -------------- -------------- --------------
Investment in Oppenheimer Variable Account Funds,
 at fair value (note 2):
 Bond Fund (201,259 shares; cost -- $2,458,255).................           --             --             --
 Capital Appreciation Fund (145,202 shares;
   cost -- $5,897,978)..........................................           --             --             --
 Growth Fund (130,689 shares; cost -- $4,333,754)...............    4,792,364             --             --
 High Income Fund (748,152 shares;
   cost -- $8,219,409)..........................................                   8,244,634
 Multiple Strategies Fund (190,787 shares;
   cost -- $3,121,234)..........................................           --             --      3,252,924
 Receivable from affiliate .....................................      137,978          4,235             --
 Receivable for units sold .....................................    2,064,446             --            471
                                                                    ---------      ---------      ---------
   TOTAL ASSETS ................................................    6,994,788      8,248,869      3,253,395
                                                                    ---------      ---------      ---------

LIABILITIES
Accrued expenses payable to affiliate (note 3) .................        5,971          9,985          5,073
Payable for units withdrawn ....................................           --      2,077,629             --
                                                                    ---------      ---------      ---------
   TOTAL LIABILITIES ...........................................        5,971      2,087,614          5,073
                                                                    ---------      ---------      ---------
Net assets attributable to variable life policyholders .........    6,988,817      6,161,255      3,248,322
                                                                    =========      =========      =========
Outstanding units ..............................................      187,368        193,022        118,293
                                                                    =========      =========      =========
Net asset value per unit .......................................        37.30          31.92          27.46
                                                                   ==========     ==========     ==========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                               DECEMBER 31, 1998

                                                                                   VARIABLE INSURANCE PRODUCTS FUND
                                                                            -----------------------------------------------
                                                                                 EQUITY-
                                                                                 INCOME           GROWTH        OVERSEAS
                                                                                PORTFOLIO       PORTFOLIO       PORTFOLIO
ASSETS                                                                      ---------------- --------------- --------------
Investment in Variable Insurance Products Fund, at fair value (note 2):
 Equity -- Income Portfolio (664,659 shares; cost -- $14,237,287)..........   $ 16,895,621              --             --
 Growth Portfolio (300,426 shares; cost -- $11,816,014)....................             --      13,480,127             --
 Overseas Portfolio (251,510 shares; cost -- $4,783,827)...................             --              --      5,042,784
Receivable for units sold .................................................             --             130             --
                                                                              ------------      ----------      ---------
   TOTAL ASSETS ...........................................................     16,895,621      13,480,257      5,042,784
                                                                              ------------      ----------      ---------

LIABILITIES
Accrued expenses payable to affiliate (note 3) ............................         24,419          22,742         34,286
Payable for units withdrawn ...............................................         45,269              --          1,974
                                                                              ------------      ----------      ---------
   TOTAL LIABILITIES ......................................................         69,688          22,742         36,260
                                                                              ------------      ----------      ---------
Net assets attributable to variable life policyholders ....................   $ 16,825,933      13,457,515      5,006,524
                                                                              ============      ==========      =========
Outstanding units .........................................................        466,221         291,541        240,006
                                                                              ============      ==========      =========
Net asset value per unit ..................................................   $      36.09           46.16          20.86
                                                                              ============     ===========     ==========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                           VARIABLE INSURANCE
                                                                            PRODUCTS FUND II
                                                                    --------------------------------
                                                                          ASSET
                                                                         MANAGER        CONTRAFUND
                                                                        PORTFOLIO       PORTFOLIO
ASSETS                                                              ---------------- ---------------
Investment in Variable Insurance Products Fund II, at fair value
 (note 2):
 Asset Manager Portfolio (571,650 shares;
   cost -- $8,684,598).............................................   $ 10,381,159              --
 Contrafund Portfolio (456,973 shares; cost -- $9,156,256).........                     11,168,410
Investment in Variable Insurance Products Fund III, at fair
 value (note 2):
 Growth & Income Portfolio (62,378 shares;
   cost -- $904,305)...............................................             --              --
 Growth Opportunities Portfolio (28,242 shares;
   cost -- $531,813)...............................................             --              --
Receivable for units sold .........................................            602          26,319
                                                                      ------------      ----------
   TOTAL ASSETS ...................................................     10,381,761      11,194,729
                                                                      ------------      ----------

LIABILITIES
Accrued expenses payable to affiliate (note 3) ....................         33,831          17,505
Payable for units withdrawn .......................................             --              --
                                                                      ------------      ----------
   TOTAL LIABILITIES ..............................................         33,831          17,505
                                                                      ------------      ----------
Net assets attributable to variable life policyholders ............   $ 10,347,930      11,177,224
                                                                      ============      ==========
Outstanding units .................................................        376,015         427,427
                                                                      ============      ==========
Net asset value per unit ..........................................   $      27.52           26.15
                                                                      ============      ==========



                                                                         VARIABLE INSURANCE
                                                                          PRODUCTS FUND III
                                                                    -----------------------------
                                                                       GROWTH &        GROWTH
                                                                        INCOME      OPPORTUNITIES
                                                                       PORTFOLIO      PORTFOLIO
ASSETS                                                              -------------- --------------
Investment in Variable Insurance Products Fund II, at fair value
 (note 2):
 Asset Manager Portfolio (571,650 shares;
   cost -- $8,684,598).............................................           --            --
 Contrafund Portfolio (456,973 shares; cost -- $9,156,256).........           --            --
Investment in Variable Insurance Products Fund III, at fair
 value (note 2):
 Growth & Income Portfolio (62,378 shares;
   cost -- $904,305)...............................................    1,007,398            --
 Growth Opportunities Portfolio (28,242 shares;
   cost -- $531,813)...............................................           --       646,169
Receivable for units sold .........................................           --            --
                                                                       ---------       -------
   TOTAL ASSETS ...................................................    1,007,398       646,169
                                                                       ---------       -------

LIABILITIES
Accrued expenses payable to affiliate (note 3) ....................        2,201         1,866
Payable for units withdrawn .......................................           --            --
                                                                       ---------       -------
   TOTAL LIABILITIES ..............................................        2,201         1,866
                                                                       ---------       -------
Net assets attributable to variable life policyholders ............    1,005,197       644,303
                                                                       =========       =======
Outstanding units .................................................       63,540        42,641
                                                                       =========       =======
Net asset value per unit ..........................................        15.82         15.11
                                                                       =========      ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                        FEDERATED INVESTORS
                                                         INSURANCE SERIES
                                            -------------------------------------------
                                                                 HIGH
                                                AMERICAN        INCOME
                                                LEADERS          BOND         UTILITY
                                                FUND II         FUND II       FUND II
ASSETS                                      --------------- -------------- ------------
Investment in Federated Investors Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (48,004 shares;
   cost $925,846)..........................   $ 1,040,734             --           --
 High Income Bond Fund II (103,662
   shares; cost $1,137,446)................            --      1,131,985
 Utility Fund II (34,595 shares; cost
   $451,952)...............................            --             --      528,269
Investment in Alger American Fund, at fair
 value (note 2):
 Small Cap Portfolio (68,735 shares; cost
   $2,646,898).............................            --             --           --
 Growth Portfolio (62,855 shares; cost
   $2,787,627).............................            --             --           --
Investment in PBHG Insurance Series Fund,
 at fair value (note 2): ..................
 PBHG Large Cap Growth Portfolio (3,394
   shares; cost $40,380)...................            --             --           --
 PBHG Growth II Portfolio (11,982 shares;
   cost $124,222)..........................
Receivable for units sold .................           150             --           --
                                              -----------      ---------      -------
   TOTAL ASSETS ...........................     1,040,884      1,131,985      528,269
                                              -----------      ---------      -------

LIABILITIES
Accrued expenses payable to affiliate
 (note 3) .................................         2,299          2,462        1,699
Payable for units withdrawn ...............            --             --           --
                                              -----------      ---------      -------
   TOTAL LIABILITIES ......................         2,299          2,462        1,699
                                              -----------      ---------      -------
Net assets attributable to variable life
 policyholders ............................   $ 1,038,585      1,129,523      526,570
                                              ===========      =========      =======
Outstanding units .........................        61,968         74,067       27,861
                                              ===========      =========      =======
Net asset value per unit ..................   $     16.76          15.25        18.90
                                              ===========      ==========     ========



                                                                               PBHG INSURANCE
                                                   ALGER AMERICAN               SERIES FUND
                                            ----------------------------- ------------------------
                                                                              PBHG
                                                 SMALL                     LARGE CAP      PBHG
                                                  CAP          GROWTH        GROWTH     GROWTH II
                                               PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
ASSETS                                      -------------- -------------- ----------- ------------
Investment in Federated Investors Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (48,004 shares;
   cost $925,846)..........................           --             --          --           --
 High Income Bond Fund II (103,662
   shares; cost $1,137,446)................
 Utility Fund II (34,595 shares; cost
   $451,952)...............................           --             --          --           --
Investment in Alger American Fund, at fair
 value (note 2):
 Small Cap Portfolio (68,735 shares; cost
   $2,646,898).............................    3,022,287             --          --           --
 Growth Portfolio (62,855 shares; cost
   $2,787,627).............................           --      3,345,134          --           --
Investment in PBHG Insurance Series Fund,
 at fair value (note 2): ..................
 PBHG Large Cap Growth Portfolio (3,394
   shares; cost $40,380)...................           --             --      52,401           --
 PBHG Growth II Portfolio (11,982 shares;
   cost $124,222)..........................                                              139,355
Receivable for units sold .................        2,517          4,979          --           --
                                               ---------      ---------      ------      -------
   TOTAL ASSETS ...........................    3,024,804      3,350,113      52,401      139,355
                                               ---------      ---------      ------      -------

LIABILITIES
Accrued expenses payable to affiliate
 (note 3) .................................        2,518          4,561      16,706        1,362
Payable for units withdrawn ...............           --             --          --           --
                                               ---------      ---------      ------      -------
   TOTAL LIABILITIES ......................        2,518          4,561      16,706        1,362
                                               ---------      ---------      ------      -------
Net assets attributable to variable life
 policyholders ............................    3,022,286      3,345,552      35,695      137,993
                                               =========      =========      ======      =======
Outstanding units .........................      249,982        171,128       2,362       12,126
                                               =========      =========      ======      =======
Net asset value per unit ..................        12.09          19.55       15.11        11.38
                                              ==========     ==========     =======     ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                           JANUS ASPEN SERIES
                                             ----------------------------------------------
                                                AGGRESSIVE                     WORLDWIDE
                                                  GROWTH         GROWTH          GROWTH
                                                PORTFOLIO       PORTFOLIO      PORTFOLIO
ASSETS                                       --------------- -------------- ---------------
Investment in Janus Aspen Series,
 at fair value (note 2):
 Aggressive Growth Portfolio
   (100,752 shares;
   cost -- $2,362,322)......................   $ 2,779,743             --              --
 Growth Portfolio (266,304 shares;
   cost -- $5,131,723)......................            --      6,268,803              --
 Worldwide Growth Portfolio
   (386,227 shares;
   cost -- $9,451,759)......................            --             --      11,235,329
 Balanced Portfolio (226,585
   shares; cost -- $3,863,437)..............            --             --              --
 Flexible Income Portfolio (36,259
   shares; cost -- $428,786)................            --             --              --
 International Growth Portfolio
   (143,362 shares;
   cost -- $2,827,850)......................            --             --              --
 Capital Appreciation Portfolio
   (46,288 shares;
   cost -- $866,820)........................
Investment in Goldman Sachs
 Variable Insurance Trust Fund,
 at fair value (note 2):
 Growth and Income Fund
   (507 shares; cost -- $5,246).............            --             --              --
 Mid Cap Equity Fund
   (9,388 shares; cost -- $80,260)..........            --             --              --
Receivable from affiliate ..................        38,714             --              --
Receivable for units sold ..................            --            195              --
                                               -----------      ---------      ----------
   TOTAL ASSETS ............................     2,818,457      6,268,998      11,235,329
                                               -----------      ---------      ----------

LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ..................................         4,331          8,950          14,807
Payable for units withdrawn ................        39,837             --          20,210
                                               -----------      ---------      ----------
   TOTAL LIABILITIES .......................        44,168          8,950          35,017
                                               -----------      ---------      ----------
Net assets attributable to variable life
 policyholders .............................   $ 2,774,289      6,260,048      11,200,312
                                               ===========      =========      ==========
Outstanding units ..........................       123,521        263,803         471,394
                                               ===========      =========      ==========
Net asset value per unit ...................   $     22.46          23.73           23.76
                                               ===========     ==========     ===========



                                                                JANUS ASPEN SERIES
                                             --------------------------------------------------------
                                                              FLEXIBLE   INTERNATIONAL     CAPITAL
                                                BALANCED       INCOME        GROWTH      APPRECIATION
                                                PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
ASSETS                                       -------------- ----------- --------------- -------------
Investment in Janus Aspen Series,
 at fair value (note 2):
 Aggressive Growth Portfolio
   (100,752 shares;
   cost -- $2,362,322)......................           --          --             --            --
 Growth Portfolio (386,227 shares;
   cost -- $9,451,759)......................           --          --             --            --
 Worldwide Growth Portfolio
   (386,227 shares;
   cost -- $9,451,759)......................           --          --             --            --
 Balanced Portfolio (226,585
   shares; cost -- $3,863,437)..............    5,098,156          --             --            --
 Flexible Income Portfolio (36,259
   shares; cost -- $428,786)................           --     437,285             --            --
 International Growth Portfolio
   (143,362 shares;
   cost -- $2,827,850)......................           --          --      3,049,316            --
 Capital Appreciation Portfolio
   (46,288 shares;
   cost -- $866,820)........................                                               922,990
Investment in Goldman Sachs
 Variable Insurance Trust Fund,
 at fair value (note 2):
 Growth and Income Fund
   (507 shares; cost -- $5,246).............           --          --             --            --
 Mid Cap Equity Fund
   (9,388 shares; cost -- $80,260)..........           --          --             --            --
Receivable from affiliate ..................           --          --             --        11,776
Receivable for units sold ..................           --          --             --            --
                                                ---------     -------      ---------       -------
   TOTAL ASSETS ............................    5,098,156     437,285      3,049,316       934,766
                                                ---------     -------      ---------       -------

LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ..................................        7,715       1,199          3,711         1,329
Payable for units withdrawn ................        5,495          --          2,199         5,578
                                                ---------     -------      ---------       -------
   TOTAL LIABILITIES .......................       13,210       1,199          5,910         6,907
                                                ---------     -------      ---------       -------
Net assets attributable to variable life
 policyholders .............................    5,084,946     436,086      3,043,406       927,859
                                                =========     =======      =========       =======
Outstanding units ..........................      261,302      32,471        192,621        47,461
                                                =========     =======      =========       =======
Net asset value per unit ...................        19.46       13.43          15.80         19.55
                                               ==========    ========     ==========      ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998

                                                                                                GOLDMAN SACHS
                                                                                              VARIABLE INSURANCE
                                                                                                  TRUST FUND
                                                                                         ----------------------------
                                                                                           GROWTH AND       MID CAP
                                                                                          INCOME FUND     EQUITY FUND
ASSETS                                                                                   -------------   ------------
Investment in Janus Aspen Series, at fair value (note 2):
 Aggressive Growth Portfolio (100,752 shares; cost -- $2,362,322).....................           --             --
 Growth Portfolio (386,227 shares; cost -- $9,451,759)................................           --             --
 Worldwide Growth Portfolio (386,227 shares; cost -- $9,451,759)......................           --             --
 Balanced Portfolio (226,585 shares; cost -- $3,863,437)..............................           --             --
 Flexible Income Portfolio (36,259 shares; cost -- $428,786)..........................
 International Growth Portfolio (143,362 shares; cost -- $2,827,850)..................           --             --
 Capital Appreciation Portfolio (46,288 shares; cost -- $866,820).....................
Investment in Goldman Sachs Variable Insurance Trust Fund, at fair value (note 2):
 Growth and Income Fund (507 shares; cost -- $5,246)..................................      $ 5,295             --
 Mid Cap Equity Fund (9,388 shares; cost -- $80,260)..................................           --         80,456
Receivable from affiliate ............................................................           --             --
Receivable for units sold ............................................................           --             --
                                                                                            -------         ------
   TOTAL ASSETS ......................................................................        5,295         80,456
                                                                                            -------         ------

LIABILITIES
Accrued expenses payable to affiliate (note 3) .......................................            6            187
Payable for units withdrawn ..........................................................           --             --
                                                                                            -------         ------
   TOTAL LIABILITIES .................................................................            6            187
                                                                                            -------         ------
Net assets attributable to variable life policyholders ...............................      $ 5,289         80,269
                                                                                            =======         ======
Outstanding units ....................................................................          598          9,377
                                                                                            =======         ======
Net asset value per unit .............................................................      $  8.85           8.56
                                                                                            =======        =======

                See accompanying notes to financial statements.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                           STATEMENTS OF OPERATIONS
                               DECEMBER 31, 1998



                                                                            GE INVESTMENTS FUNDS, INC.
                                                    --------------------------------------------------------------------------
                                                                     S&P 500                              GOVERNMENT
                                                                      INDEX                               SECURITIES
                                                                      FUND                                   FUND
                                                    -----------------------------------------   ------------------------------
                                                                                                    PERIOD            YEAR
                                                                                                     ENDED           ENDED
                                                             YEAR ENDED DECEMBER 31,             DECEMBER 11,     DECEMBER 31,
                                                         1998          1997          1996            1997             1996
                                                    -------------   ---------   -------------   --------------   -------------
Investment income:
 Income -- Dividends ............................    $  231,479       83,460        652,254             --           77,670
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) .........        62,371       30,270         15,181          9,821           10,265
                                                     ----------       ------        -------          -----           ------
Net investment income (expense) .................       169,108       53,190        637,073         (9,821)          67,405
                                                     ----------       ------        -------         ------           ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) .......................       398,018      125,533         70,710          2,596            4,093
 Unrealized appreciation (depreciation) on
   investments ..................................       497,472      337,547       (460,582)        46,607          (68,909)
                                                     ----------      -------       --------         ------          -------
Net realized and unrealized gain (loss) on
 investments ....................................       895,490      463,080       (389,872)        49,203          (64,816)
                                                     ----------      -------       --------         ------          -------
Increase in net assets from operations ..........    $1,064,598      516,270        247,201         39,382            2,589
                                                     ==========      =======       ========         ======          =======


                                                                     GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                    ------------------------------------------------------------------------
                                                                 MONEY MARKET                        TOTAL RETURN
                                                                     FUND                                FUND
                                                    -------------------------------------- ---------------------------------
                                                           YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                        1998         1997         1996        1998      1997        1996
                                                    ----------- ------------- ------------ --------- --------- -------------
Investment income:
 Income -- Dividends ..............................  $667,640       524,091      500,346     91,033   228,688      387,179
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ...........   165,220       134,484      131,290     22,215    20,274       16,395
                                                     --------       -------      -------     ------   -------      -------
Net investment income (expense) ...................   502,420       389,607      369,056     68,818   208,414      370,784
                                                     --------       -------      -------     ------   -------      -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) .........................    (2,104)     (256,503)     137,112      4,509     1,710       37,094
 Unrealized appreciation (depreciation) on
   investments ....................................     2,104       287,655      (89,338)   183,805    26,729     (292,293)
                                                     --------      --------      -------    -------   -------     --------
Net realized and unrealized gain (loss) on
 investments ......................................        --        31,152       47,774    188,314    28,439     (255,199)
                                                     --------      --------      -------    -------   -------     --------
Increase in net assets from operations ............  $502,420       420,759      416,830    257,132   236,853      115,585
                                                     ========      ========      =======    =======   =======     ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                GE INVESTMENTS FUNDS, INC.
                                                                        (CONTINUED)
                                                            -----------------------------------
                                                                       INTERNATIONAL
                                                                        EQUITY FUND
                                                            -----------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                               1998        1997        1996
                                                            ---------- ----------- ------------
Investment income:
 Income -- Dividends ......................................  $16,301      86,245       46,694
 Expenses -- Mortality and expense risk charges ...........
   and administrative expenses (note 3) ...................    4,237      11,206        5,198
                                                             -------      ------       ------
Net investment income .....................................   12,064      75,039       41,496
                                                             -------      ------       ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) .................................    1,173     146,386       19,981
 Unrealized appreciation (depreciation) on
   investments ............................................    5,854      (6,150)     (29,424)
                                                             -------     -------      -------
Net realized and unrealized gain (loss) on
 investments ..............................................    7,027     140,236       (9,443)
                                                             -------     -------      -------
Increase (decrease) in net assets from operations .........  $19,091     215,275       32,053
                                                             =======     =======      =======



                                                                GE INVESTMENTS FUNDS, INC.
                                                                        (CONTINUED)
                                                            -----------------------------------
                                                                        REAL ESTATE
                                                                      SECURITIES FUND
                                                            -----------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                                1998         1997        1996
                                                            ------------ ------------ ---------
Investment income:
 Income -- Dividends ......................................     54,408      111,357    14,330
 Expenses -- Mortality and expense risk charges ...........
   and administrative expenses (note 3) ...................     11,845       10,398     1,294
                                                                ------      -------    ------
Net investment income .....................................     42,563      100,959    13,036
                                                                ------      -------    ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) .................................    (76,333)     142,744     3,590
 Unrealized appreciation (depreciation) on
   investments ............................................   (155,043)     (97,672)   29,513
                                                              --------      -------    ------
Net realized and unrealized gain (loss) on
 investments ..............................................   (231,376)      45,072    33,103
                                                              --------      -------    ------
Increase (decrease) in net assets from operations .........   (188,813)     146,031    46,139
                                                              ========      =======    ======


                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                   ------------------------------------------------------------
                                         GLOBAL INCOME FUND             VALUE EQUITY FUND
                                   ------------------------------ -----------------------------
                                                    PERIOD FROM                    PERIOD FROM
                                        YEAR       SEPTEMBER 15,       YEAR         JUNE 17,
                                        ENDED         1997 TO          ENDED         1997 TO
                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        1998            1997           1998           1997
                                   -------------- --------------- -------------- --------------
Investment income:
 Income -- Dividends .............     $1,611           684           15,311          2,631
 Expenses -- Mortality
   and expense risk
   charges and adminis-
   trative expenses
   (note 3) ......................        292            19            7,471            710
                                       ------           ---           ------          -----
Net investment income ............      1,319           665            7,840          1,921
                                       ------           ---           ------          -----
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized gain (loss) ........         11            --            1,355            208
 Unrealized appreciation
   (depreciation) on
   investments ...................      1,291          (669)           2,571          1,977
                                       ------          ----           ------          -----
Net realized and unrealized
 gain (loss) on
 investments .....................      1,302          (669)           3,926          2,185
                                       ------          ----           ------          -----
Increase (decrease) in net
 assets from operations ..........     $2,621            (4)          11,766          4,106
                                       ======         ======          ======          =====



                                       GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                   -----------------------------------------------
                                            INCOME FUND           U.S. EQUITY FUND
                                   ----------------------------- -----------------
                                                    PERIOD FROM     PERIOD FROM
                                        YEAR       DECEMBER 12,     MAY 5, 1998
                                        ENDED         1997 TO            TO
                                    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                        1998           1997             1998
                                   -------------- -------------- -----------------
Investment income:
 Income -- Dividends .............     82,066          3,329            289
 Expenses -- Mortality
   and expense risk
   charges and adminis-
   trative expenses
   (note 3) ......................     18,068            733             39
                                       ------          -----            ---
Net investment income ............     63,998          2,596            250
                                       ------          -----            ---
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized gain (loss) ........      9,720         (2,508)            89
 Unrealized appreciation
   (depreciation) on
   investments ...................     13,245          1,454            243
                                       ------         ------            ---
Net realized and unrealized
 gain (loss) on
 investments .....................     22,965         (1,054)           332
                                       ------         ------            ---
Increase (decrease) in net
 assets from operations ..........     86,963          1,542            582
                                       ======         ======            ===

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                    ------------------------------------------------------------------------
                                                              MONEY FUND                            BOND FUND
                                                    ------------------------------   ---------------------------------------
                                                        PERIOD            YEAR
                                                         ENDED           ENDED
                                                     DECEMBER 11,     DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                         1997             1996           1998          1997         1996
                                                    --------------   -------------   ------------   ---------   ------------
Investment income:
 Income -- Dividends ............................       $7,779          12,118           58,921      128,635       106,583
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) .........        1,958           2,973           44,412       21,914        22,427
                                                        ------          ------           ------      -------       -------
Net investment income ...........................        5,821           9,145           14,509      106,721        84,156
                                                        ------          ------           ------      -------       -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain ..............................           --              --          140,916       11,410        31,061
 Unrealized appreciation (depreciation) on
   investments ..................................           --              --          (22,639)      14,947       (44,892)
                                                        ------          ------          -------      -------       -------
Net realized and unrealized gain (loss) on
 investments ....................................           --              --          118,277       26,357       (13,831)
                                                        ------          ------          -------      -------       -------
Increase in net assets from operations ..........       $5,821           9,145          132,786      133,078        70,325
                                                        ======          ======          =======      =======       =======


                                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                                --------------------------------------------------------------------
                                                    CAPITAL APPRECIATION FUND                GROWTH FUND
                                                --------------------------------- ----------------------------------
                                                     YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                     1998        1997      1996        1998        1997      1996
                                                ------------- --------- --------- ------------- --------- ----------
Investment income:
 Income -- Dividends ..........................  $  188,573    271,809   216,310      381,828    137,266   100,033
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) .......      92,177     80,784    58,271       56,132     39,859    18,585
                                                 ----------    -------   -------      -------    -------   -------
Net investment income .........................      96,396    191,025   158,039      325,696     97,407    81,448
                                                 ----------    -------   -------      -------    -------   -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain ............................   1,139,675    362,326   207,037      779,763    211,799   104,773
 Unrealized appreciation (depreciation) on
   investments ................................    (392,601)    69,894   284,866     (197,508)   311,259   101,309
                                                 ----------    -------   -------     --------    -------   -------
Net realized and unrealized gain (loss) on
 investments ..................................     747,074    432,220   491,903      582,255    523,058   206,082
                                                 ----------    -------   -------     --------    -------   -------
Increase in net assets from operations ........  $  843,470    623,245   649,942      907,951    620,465   287,530
                                                 ==========    =======   =======     ========    =======   =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                              OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                                  -----------------------------------------------------------------------
                                                            HIGH INCOME FUND                MULTIPLE STRATEGIES FUND
                                                  ------------------------------------ ----------------------------------
                                                        YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                       1998         1997        1996        1998        1997      1996
                                                  ------------- ------------ --------- ------------- --------- ----------
Investment income:
 Income -- Dividends ............................  $  268,182      395,329    317,982      196,071    204,231   161,518
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) .........      83,415       56,210     39,512       42,195     36,789    29,130
                                                   ----------      -------    -------      -------    -------   -------
Net investment income ...........................     184,767      339,119    278,470      153,876    167,442   132,388
                                                   ----------      -------    -------      -------    -------   -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) .......................    (157,587)     180,406     57,827      353,554     34,009    53,160
 Unrealized appreciation (depreciation) on
   investments ..................................         402      (53,341)    72,516     (372,624)   206,122   106,953
                                                   ----------      -------    -------     --------    -------   -------
Net realized and unrealized gain (loss) on
 investments ....................................    (157,185)     127,065    130,343      (19,070)   240,131   160,113
                                                   ----------      -------    -------     --------    -------   -------
Increase in net assets from operations ..........  $   27,582      466,184    408,813      134,806    407,573   292,501
                                                   ==========      =======    =======     ========    =======   =======


                                                                              VARIABLE INSURANCE PRODUCTS FUND
                                                                 ----------------------------------------------------------
                                                                    MONEY MARKET PORTFOLIO        HIGH INCOME PORTFOLIO
                                                                 ----------------------------- ----------------------------
                                                                     PERIOD          YEAR          PERIOD          YEAR
                                                                      ENDED          ENDED          ENDED         ENDED
                                                                  DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                                                      1997           1996           1997           1996
                                                                 -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ...........................................     $91,625        75,804         105,638       201,481
 Expenses -- Mortality and expense risk charges and
   administrative expenses (note 3) ............................      10,228        18,807          15,435        20,933
                                                                     -------        ------         -------       -------
Net investment income ..........................................      81,397        56,997          90,203       180,548
                                                                     -------        ------         -------       -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ......................................          --            --         185,532       (17,100)
 Unrealized appreciation (depreciation) on investments .........          --            --         (92,552)       27,229
                                                                     -------        ------         -------       -------
Net realized and unrealized gain on investments ................          --            --          92,980        10,129
                                                                     -------        ------         -------       -------
Increase in net assets from operations .........................     $81,397        56,997         183,183       190,677
                                                                     =======        ======         =======       =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                              VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                               --------------------------------------------------------------------------
                                                      EQUITY-INCOME PORTFOLIO                  GROWTH PORTFOLIO
                                               -------------------------------------- -----------------------------------
                                                      YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                    1998         1997        1996         1998        1997        1996
                                               ------------- ----------- ------------ ----------- ------------ ----------
Investment income:
 Income -- Dividends .........................  $1,007,037    1,283,339     413,062    1,413,289     315,208    461,083
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3) ..................................     217,902      186,346     140,373      156,899     121,040    101,913
                                                ----------    ---------     -------    ---------     -------    -------
Net investment income ........................     789,135    1,096,993     272,689    1,256,390     194,168    359,170
                                                ----------    ---------     -------    ---------     -------    -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ....................   1,283,354    1,197,816     500,603    1,619,202   1,766,746    536,491
 Unrealized appreciation (depreciation) on
   investments ...............................    (494,927)   1,016,128     539,174      667,154    (282,336)    31,232
                                                ----------    ---------     -------    ---------   ---------    -------
Net realized and unrealized gain on
 investments .................................     788,427    2,213,944   1,039,777    2,286,356   1,484,410    567,723
                                                ----------    ---------   ---------    ---------   ---------    -------
Increase in net assets from operations .......  $1,577,562    3,310,937   1,312,466    3,542,746   1,678,578    926,893
                                                ==========    =========   =========    =========   =========    =======


                                                            VARIABLE INSURANCE
                                                        PRODUCTS FUND (CONTINUED)          VARIABLE INSURANCE PRODUCTS FUND II
                                                 ---------------------------------------- --------------------------------------
                                                            OVERSEAS PORTFOLIO                   ASSET MANAGER PORTFOLIO
                                                 ---------------------------------------- --------------------------------------
                                                         YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                      1998          1997         1996          1998         1997        1996
                                                 ------------- ------------- ------------ ------------- ----------- ------------
Investment income:
 Income -- Dividends ...........................  $  351,924       506,300      176,637     1,219,238    1,006,221     555,062
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3) ....................................      62,196        73,250       81,887       131,037      120,291     107,941
                                                  ----------       -------      -------     ---------    ---------     -------
Net investment income (expense) ................     289,728       433,050       94,750     1,088,201      885,930     447,121
                                                  ----------       -------      -------     ---------    ---------     -------
Net realized and unrealized gain (loss) on
 investments: ..................................
 Net realized gain (loss) ......................    (178,639)      801,884      517,315       252,067      187,349     168,152
 Unrealized appreciation (depreciation) on
   investments .................................     349,052      (489,713)     (15,497)      (67,659)     534,401     400,455
                                                  ----------      --------      -------     ---------    ---------     -------
Net realized and unrealized gain on
 investments ...................................     170,413       312,171      501,818       184,408      721,750     568,607
                                                  ----------      --------      -------     ---------    ---------     -------
Increase in net assets from operations .........  $  460,141       745,221      596,568     1,272,609    1,607,680   1,015,728
                                                  ==========      ========      =======     =========    =========   =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                           VARIABLE INSURANCE
                                      PRODUCTS FUND II (CONTINUED)
                                 ---------------------------------------
                                          CONTRAFUND PORTFOLIO
                                 ---------------------------------------
                                         YEAR ENDED DECEMBER 31,
                                      1998         1997         1996
                                 ------------- ------------ ------------
Investment income:
 Income -- Dividends ...........  $  458,019      150,006       15,826
 Expenses -- Mortality and
   expense risk charges
   and administrative
   expenses (note 3) ...........     110,295       81,691       38,668
                                  ----------      -------       ------
Net investment income
 (expense) .....................     347,724       68,315      (22,842)
                                  ----------      -------      -------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss) ......   1,254,204      268,831      100,260
 Unrealized appreciation
   (depreciation) on
   investments .................     648,485      823,917      476,601
                                  ----------      -------      -------
Net realized and unrealized
 gain on investments ...........   1,902,689    1,092,748      576,861
                                  ----------    ---------      -------
Increase in net assets from
 operations ....................  $2,250,413    1,161,063      554,019
                                  ==========    =========      =======



                                                     VARIABLE INSURANCE
                                                      PRODUCT FUND III
                                 ----------------------------------------------------------
                                        GROWTH & INCOME            GROWTH OPPORTUNITIES
                                           PORTFOLIO                    PORTFOLIO
                                 ----------------------------- ----------------------------
                                                  PERIOD FROM                  PERIOD FROM
                                      YEAR          MAY 16,         YEAR         MAY 16,
                                      ENDED         1997 TO         ENDED        1997 TO
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      1998           1997           1998           1997
                                 -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ...........      1,681             --          18,246            --
 Expenses -- Mortality and
   expense risk charges
   and administrative
   expenses (note 3) ...........     10,395          1,712           5,891         1,910
                                     ------          -----          ------         -----
Net investment income
 (expense) .....................     (8,714)        (1,712)         12,355        (1,910)
                                     ------         ------          ------        ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss) ......    100,071          6,219          15,522           876
 Unrealized appreciation
   (depreciation) on
   investments .................     91,779         11,314          75,120        39,235
                                    -------         ------          ------        ------
Net realized and unrealized
 gain on investments ...........    191,850         17,533          90,642        40,111
                                    -------         ------          ------        ------
Increase in net assets from
 operations ....................    183,136         15,821         102,997        38,201
                                    =======         ======         =======        ======


                                                          NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                    ----------------------------------------------------------------------------------------
                                              BALANCED                        BOND                         GROWTH
                                              PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                    ----------------------------- ----------------------------- ----------------------------
                                        PERIOD          YEAR          PERIOD          YEAR          PERIOD          YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                     DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                         1997           1996           1997           1996           1997           1996
                                    -------------- -------------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ..............   $  123,193       293,957        36,455          67,433         64,488        68,654
 Expenses -- Mortality and
   expense risk charges
   and administrative expenses
   (note 3) .......................       24,999        24,806         6,443           9,529          9,747         9,845
                                      ----------       -------        ------          ------         ------        ------
Net investment income .............       98,194       269,151        30,012          57,904         54,741        58,809
                                      ----------       -------        ------          ------         ------        ------
Net realized and unrealized gain
 (loss) on investments: ...........
 Net realized gain (loss) .........      315,380        13,816        (3,318)         (5,135)       150,610         5,513
 Unrealized depreciation on
   investments ....................     (146,827)     (182,324)       (1,629)        (34,909)       (55,310)       (6,856)
                                      ----------      --------        ------         -------        -------        ------
Net realized and unrealized gain
 (loss) on investments ............      168,553      (168,508)       (4,947)        (40,044)        95,300        (1,343)
                                      ----------      --------        ------         -------        -------        ------
Increase in net assets from
 operations .......................   $  266,747       100,643        25,065          17,860        150,041        57,466
                                      ==========      ========        ======         =======        =======        ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                         FEDERATED INVESTORS INSURANCE SERIES
                            ----------------------------------------------------------------------------------------------
                                      AMERICAN LEADERS                    HIGH INCOME                    UTILITY
                                          FUND II                         BOND FUND II                   FUND II
                            ------------------------------------ ------------------------------ --------------------------
                                                    PERIOD FROM
                                                    SEPTEMBER 5,
                             YEAR ENDED DECEMBER      1996 TO
                                     31,            DECEMBER 31,    YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                               1998        1997         1996         1998       1997     1996     1998     1997     1996
                            ---------- ----------- ------------- ------------ -------- -------- -------- -------- --------
Investment income:
 Income -- Dividends ......  $ 42,271      1,480          96         62,046    45,217   36,032   28,948   12,197    6,514
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3) ......    11,035      3,437          60         17,967    10,943    5,378    6,146    3,837    2,042
                             --------      -----          --         ------    ------   ------   ------   ------    -----
Net investment income
 (expense) ................    31,236     (1,957)         36         44,079    34,274   30,654   22,802    8,360    4,472
                             --------     ------          --         ------    ------   ------   ------   ------    -----
Net realized and
 unrealized gain on
 investments:
 Net realized gain
   (loss) .................    (4,077)    11,788          19         85,989     5,827    1,726   25,956   11,484    9,190
 Unrealized
   appreciation
   (depreciation) on
   investments ............    58,884     53,148       2,855        (90,012)   55,167   27,920    8,478   50,092    5,651
                             --------     ------       -----        -------    ------   ------   ------   ------    -----
Net realized and
 unrealized gain (loss)
 on investments ...........    54,807     64,936       2,874         (4,023)   60,994   29,646   34,434   61,576   14,841
                             --------     ------       -----        -------    ------   ------   ------   ------   ------
Increase in net assets
 from operations ..........  $ 86,043     62,979       2,910         40,056    95,268   60,300   57,236   69,936   19,313
                             ========     ======       =====        =======    ======   ======   ======   ======   ======

                                LIFE OF VIRGINIA

                               DECEMBER 31, 1998



                                                                     ALGER AMERICAN FUND
                                                            --------------------------------------
                                                                     SMALL CAP PORTFOLIO
                                                            --------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                                 1998         1997         1996
                                                            ------------- ------------ -----------
Investment income:
 Income -- Dividends ......................................  $   207,517      42,941       3,785
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ...................       21,533      18,711      10,887
                                                             -----------      ------      ------
Net investment income (expense) ...........................      185,984      24,230      (7,102)
                                                             -----------      ------      ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss) .................................     (361,335)    155,266     (13,977)
 Unrealized appreciation (depreciation)
   on investments .........................................      411,856     (23,084)    (18,580)
                                                             -----------     -------     -------
Net realized and unrealized gain (loss)
 on investments ...........................................       50,521     132,182     (32,557)
                                                             -----------     -------     -------
Increase (decrease) in net assets from operations .........  $   236,505     156,412     (39,659)
                                                             ===========     =======     =======



                                                                    ALGER AMERICAN FUND
                                                            ------------------------------------
                                                                      GROWTH PORTFOLIO
                                                            ------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                                1998         1997        1996
                                                            ------------ ----------- -----------
Investment income:
 Income -- Dividends ......................................    360,690      15,712      14,003
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ...................     31,716      21,426       7,612
                                                               -------      ------      ------
Net investment income (expense) ...........................    328,974      (5,714)      6,391
                                                               -------      ------      ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss) .................................    342,335     121,886      (8,548)
 Unrealized appreciation (depreciation)
   on investments .........................................    332,102     195,886      27,545
                                                               -------     -------      ------
Net realized and unrealized gain (loss)
 on investments ...........................................    674,437     317,772      18,997
                                                               -------     -------      ------
Increase (decrease) in net assets from operations .........  1,003,411     312,058      25,388
                                                             =========     =======      ======


                                                                                 PBHG INSURANCE SERIES FUND
                                                              ----------------------------------------------------------------
                                                                      PBHG LARGE CAP
                                                                     GROWTH PORTFOLIO              PBHG GROWTH II PORTFOLIO
                                                              -------------------------------   ------------------------------
                                                                                 PERIOD FROM                      PERIOD FROM
                                                                   YEAR           JULY 22,           YEAR           MAY 22,
                                                                   ENDED           1997 TO           ENDED          1997 TO
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   1998             1997             1998             1997
                                                              --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ......................................      $     --            --                 --              --
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) ...................         1,340           205              1,328             540
                                                                 --------           ---              -----             ---
Net investment income (expense) ...........................        (1,340)         (205)            (1,328)           (540)
                                                                 --------          ----             ------            ----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss) .................................        12,396              (1)          36,908           1,296
 Unrealized appreciation (depreciation)
   on investments .........................................        11,365           656             15,978            (846)
                                                                 --------          ------           ------           -----
Net realized and unrealized gain (loss)
 on investments ...........................................        23,761           655             52,886             450
                                                                 --------          ------           ------           -----
Increase (decrease) in net assets from operations .........      $ 22,421           450             51,558             (90)
                                                                 ========          ======           ======           =====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                            JANUS ASPEN SERIES
                                                 ------------------------------------------------------------------------
                                                       AGGRESSIVE GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                                 --------------------------------------- --------------------------------
                                                         YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                     1998         1997          1996         1998        1997      1996
                                                 ------------ ------------ ------------- ------------ --------- ---------
Investment income:
 Income -- Dividends ...........................  $      --           --        16,844      336,326    112,727    59,031
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3) ....................................     31,583       28,915        23,442       67,687     49,779    27,643
                                                  ---------       ------        ------      -------    -------    ------
Net investment income (expense) ................    (31,583)     (28,915)       (6,598)     268,639     62,948    31,388
                                                  ---------      -------        ------      -------    -------    ------
Net realized and unrealized gain
 on investments: ...............................
 Net realized gain .............................    678,326      192,226       267,683      870,857    243,734   132,138
 Unrealized appreciation
 (depreciation) on investments .................    307,545       99,444      (112,622)     434,354    376,858   144,223
                                                  ---------      -------      --------      -------    -------   -------
Net realized and unrealized gain
 on investments ................................    985,871      291,670       155,061    1,305,211    620,592   276,361
                                                  ---------      -------      --------    ---------    -------   -------
Increase in net assets from operations .........  $ 954,288      262,755       148,463    1,573,850    683,540   307,749
                                                  =========      =======      ========    =========    =======   =======


                                                                    JANUS ASPEN SERIES (CONTINUED)
                                                 ---------------------------------------------------------------------
                                                      WORLDWIDE GROWTH PORFOLIO              BALANCED PORTFOLIO
                                                 ------------------------------------ --------------------------------
                                                       YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                      1998         1997        1996       1998        1997      1996
                                                 ------------- ------------ --------- ------------ --------- ---------
Investment income:
 Income -- Dividends ...........................  $  398,345      114,020     59,279     183,223     54,275   10,644
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3) ....................................     132,642       91,422     40,177      53,807     15,089    4,138
                                                  ----------      -------     ------     -------     ------   ------
Net investment income (expense) ................     265,703       22,598     19,102     129,416     39,186    6,506
                                                  ----------      -------     ------     -------     ------   ------
Net realized and unrealized gain
 on investments: ...............................
 Net realized gain .............................   1,535,984      457,649    156,316      75,042     16,368    3,534
 Unrealized appreciation
 (depreciation) on investments .................     417,036      666,571    498,790   1,021,865    172,861   38,227
                                                  ----------      -------    -------   ---------    -------   ------
Net realized and unrealized gain
 on investments ................................   1,953,020    1,124,220    655,106   1,096,907    189,229   41,761
                                                  ----------    ---------    -------   ---------    -------   ------
Increase in net assets from operations .........  $2,218,723    1,146,818    674,208   1,226,323    228,415   48,267
                                                  ==========    =========    =======   =========    =======   ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                  JANUS ASPEN SERIES (CONTINUED)
                                             -------------------------------------------------------------------------
                                                FLEXIBLE INCOME PORTFOLIO          INTERNATIONAL GROWTH PORTFOLIO
                                             -------------------------------   ---------------------------------------
                                                                                                          PERIOD FROM
                                                                                                            JUNE 5,
                                                                                                            1996 TO
                                                 YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                1998        1997       1996       1998         1997           1996
                                             ----------   --------   -------   ---------   -----------   -------------
Investment income:
 Income -- Dividends .....................    $23,382      12,042     9,499      62,083       13,292          2,339
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3) ..............................      4,450       2,246     1,046      31,407       19,234          1,253
                                              -------      ------     -----      ------       ------          -----
 Net investment income (expense) .........     18,932       9,796     8,453      30,676       (5,942)         1,086
                                              -------      ------     -----      ------       ------          -----
 Net realized and unrealized gain
   (loss) on investments:
 Net realized gain (loss) ................      2,524       3,107       111     171,620      145,208          2,328
 Unrealized appreciation
   (depreciation) on investments .........      3,399       4,489       585     158,124       45,943         17,399
                                              -------      ------     -----     -------      -------         ------
Net realized and unrealized gain
 (loss) on investments ...................      5,923       7,596       696     329,744      191,151         19,727
                                              -------      ------     -----     -------      -------         ------
Increase (decrease) in net assets
 from operations .........................    $24,855      17,392     9,149     360,420      185,209         20,813
                                              =======      ======     =====     =======      =======         ======


                                                                                              GOLDMAN SACHS
                                                                                            VARIABLE INSURANCE
                                                    JANUS ASPEN SERIES (CONTINUED)              TRUST FUND
                                                    -------------------------------   ------------------------------
                                                                CAPITAL                 GROWTH AND        MID CAP
                                                             APPRECIATION                 INCOME           EQUITY
                                                               PORTFOLIO                   FUND             FUND
                                                    -------------------------------   --------------   -------------
                                                                       PERIOD FROM      PERIOD FROM     PERIOD FROM
                                                                         MAY 22,        OCTOBER 6,        JUNE 25,
                                                      YEAR ENDED         1997 TO          1998 TO         1998 TO
                                                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                         1998             1997             1998             1998
                                                    --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ............................      $    555              37              48             662
 Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3) .........         6,271             112              11             237
                                                       --------             ---              --             ---
 Net investment income (expense) ................        (5,716)            (75)             37             425
                                                       --------             ---              --             ---
 Net realized and unrealized gain
   (loss) on investments:
 Net realized gain (loss) .......................       225,641          (7,519)             58             (16)
                                                       --------          ------              --             ---
 Unrealized appreciation
   (depreciation) on investments ................        56,754            (582)             49             196
                                                       --------          ------              --             ---
Net realized and unrealized gain
 (loss) on investments ..........................       282,395          (8,101)            107             180
                                                       --------          ------             ---             ---
Increase (decrease) in net assets
 from operations ................................      $276,679          (8,176)            144             605
                                                       ========          ======             ===             ===

                See accompanying notes to financial statements.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                      STATEMENTS OF CHANGES IN NET ASSETS
                               DECEMBER 31, 1998



                                                                          GE INVESTMENTS FUNDS, INC.
                                                    ----------------------------------------------------------------------
                                                               S&P 500 INDEX FUND              GOVERNMENT SECURITIES FUND
                                                    ----------------------------------------- ----------------------------
                                                                                                  PERIOD          YEAR
                                                                                                   ENDED         ENDED
                                                             YEAR ENDED DECEMBER 31,           DECEMBER 11,   DECEMBER 31,
                                                         1998          1997          1996          1997           1996
                                                    ------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) .....................  $  169,108        53,190       637,073        (9,821)       67,405
 Net realized gain (loss) .........................     398,018       125,533        70,710         2,596         4,093
 Unrealized appreciation (depreciation) on
   investments ....................................     497,472       337,547      (460,582)       46,607       (68,909)
                                                     ----------       -------      --------        ------       -------
Increase in net assets from operations ............   1,064,598       516,270       247,201        39,382         2,589
                                                     ----------       -------      --------        ------       -------
From capital transactions:
 Net premiums .....................................     364,101        29,621            --        13,143            --
 Loan interest ....................................      (1,758)         (472)          (45)         (455)          (35)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .................................     (26,898)       (1,802)      (70,983)           --            --
   Surrenders .....................................    (122,586)      (50,594)       (8,805)     (262,974)      (27,170)
   Loans ..........................................      (8,955)      (10,019)      (23,690)      (23,924)       (1,574)
   Cost of insurance and administrative
    expense (note 3) ..............................     (54,690)      (24,852)      (12,093)       (8,334)       (8,533)
   Transfer gain (loss) and transfer fees .........     190,048        (2,909)       (3,844)       (3,207)         (829)
 Transfers (to) from the Guarantee Account
   (note 1) .......................................     156,285        33,241        40,800           288        (3,299)
 Interfund transfers ..............................   1,318,239     1,154,053       531,241      (529,174)       12,746
                                                     ----------     ---------      --------      --------       -------
Increase (decrease) in net assets from capital
 transactions .....................................   1,813,786     1,126,267       452,581      (814,637)      (28,694)
                                                     ----------     ---------      --------      --------       -------
Increase (decrease) in net assets .................   2,878,384     1,642,537       699,782      (775,255)      (26,105)
Net assets at beginning of year ...................   3,201,139     1,558,602       858,820       775,255       801,360
                                                     ----------     ---------      --------      --------       -------
Net assets at end of year .........................  $6,079,523     3,201,139     1,558,602            --       775,255
                                                     ==========     =========     =========      ========       =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                 GE INVESTMENT FUNDS, INC. (CONTINUED)
                                            ------------------------------------------------
                                                           MONEY MARKET FUND
                                            ------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                                 1998            1997             1996
                                            -------------- ---------------- ----------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) .............  $    502,420         389,607          369,056
 Net realized gain (loss) .................        (2,104)       (256,503)         137,112
 Unrealized appreciation
   (depreciation) on investments ..........         2,104         287,655          (89,338)
                                             ------------        --------          -------
Increase in net assets from
 operations ...............................       502,420         420,759          416,830
                                             ------------        --------          -------
From capital transactions:
 Net premiums .............................    10,323,239      14,800,378       21,281,538
 Loan interest ............................        15,680          25,356              843
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................        (9,663)             --          (30,581)
   Surrenders .............................      (492,391)        (81,503)        (292,797)
   Loans ..................................    (1,044,167)       (259,694)      (1,123,153)
   Cost of insurance and
    administrative expense
    (note 3) ..............................      (149,692)       (124,687)        (120,240)
   Transfer gain (loss) and
    transfer fees .........................         3,729        (135,353)         (46,805)
 Transfers (to) from the Guarantee
   Account (note 1) .......................       (57,398)        (32,069)        (480,716)
 Interfund transfers ......................    (9,507,257)    (13,250,370)     (15,451,140)
                                             ------------     -----------      -----------
Increase (decrease) in net assets from
 capital transactions .....................      (917,920)        942,058        3,736,949
                                             ------------     -----------      -----------
Increase (decrease) in net assets .........      (415,500)      1,362,817        4,153,779
Net assets at beginning of year ...........    11,254,324       9,891,507        5,737,728
                                             ------------     -----------      -----------
Net assets at end of year .................  $ 10,838,824      11,254,324        9,891,507
                                             ============     ===========      ===========



                                              GE INVESTMENT FUNDS, INC. (CONTINUED)
                                            -----------------------------------------
                                                        TOTAL RETURN FUND
                                            -----------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                 1998          1997          1996
                                            ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) .............      68,818       208,414       370,784
 Net realized gain (loss) .................       4,509         1,710        37,094
 Unrealized appreciation
   (depreciation) on investments ..........     183,805        26,729      (292,293)
                                                -------       -------      --------
Increase in net assets from
 operations ...............................     257,132       236,853       115,585
                                                -------       -------      --------
From capital transactions:
 Net premiums .............................      13,446        37,415            --
 Loan interest ............................        (107)           77          (130)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................          --      (122,969)           --
   Surrenders .............................    (163,264)       (9,555)     (105,824)
   Loans ..................................     (33,631)      (31,550)           --
   Cost of insurance and
    administrative expense
    (note 3) ..............................     (17,774)      (16,232)      (13,237)
   Transfer gain (loss) and
    transfer fees .........................         643        (3,467)        1,607
 Transfers (to) from the Guarantee
   Account (note 1) .......................      10,426        45,496        40,576
 Interfund transfers ......................      52,057       134,091       264,670
                                               --------      --------      --------
Increase (decrease) in net assets from
 capital transactions .....................    (138,204)       33,306       187,662
                                               --------      --------      --------
Increase (decrease) in net assets .........     118,928       270,159       303,247
Net assets at beginning of year ...........   1,668,624     1,398,465     1,095,218
                                              ---------     ---------     ---------
Net assets at end of year .................   1,787,552     1,668,624     1,398,465
                                              =========     =========     =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                       GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                    -----------------------------------------------------------------------------
                                                           INTERNATIONAL EQUITY FUND             REAL ESTATE SECURITIES FUND
                                                    --------------------------------------- -------------------------------------
                                                            YEAR ENDED DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                        1998          1997         1996         1998         1997         1996
                                                    ------------ ------------- ------------ ------------ ------------ -----------
Increase (decrease) in net assets
From operations:
 Net investment income ............................  $  12,064        75,039       41,496       42,563      100,959      13,036
 Net realized gain (loss) .........................      1,173       146,386       19,981      (76,333)     142,744       3,590
 Unrealized appreciation (depreciation) on
   investments ....................................      5,854        (6,150)     (29,424)    (155,043)     (97,672)     29,513
                                                     ---------       -------      -------     --------      -------      ------

Increase (decrease) in net assets from
 operations .......................................     19,091       215,275       32,053     (188,813)     146,031      46,139
                                                     ---------       -------      -------     --------      -------      ------
From capital transactions:
 Net premiums .....................................      1,056         1,056           --       41,531       62,904       9,377
 Loan interest ....................................        (50)          (12)          --         (188)          --          --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .................................         --            --           --           --           --          --
   Surrenders .....................................         --            --          750       (2,915)          --          --
   Loans ..........................................      3,954         1,860           --      (15,423)     (16,740)         --
   Cost of insurance and administrative
    expense (note 3) ..............................     (3,955)       (9,446)      (4,299)     (11,347)      (9,178)     (1,186)
   Transfer gain (loss) and transfer fees .........     26,258       (16,723)         320        1,201       (5,456)       (277)
 Transfers (to) from the Guarantee Account
   (note 1) .......................................     25,276            --           --       35,000        3,269          --
 Interfund transfers ..............................    (28,632)     (727,513)     551,175     (222,532)     661,463     173,587
                                                     ---------      --------      -------     --------      -------     -------
Increase (decrease) in net assets from capital
 transactions .....................................     23,907      (750,778)     547,946     (174,673)     696,262     181,501
                                                     ---------      --------      -------     --------      -------     -------
Increase (decrease) in net assets .................     42,998      (535,503)     579,999     (363,486)     842,293     227,640
Net assets at beginning of period .................    257,241       792,744      212,745    1,070,327      228,034         394
                                                     ---------      --------      -------    ---------      -------     -------
Net assets at end of year .........................  $ 300,239       257,241      792,744      706,841    1,070,327     228,034
                                                     =========      ========      =======    =========    =========     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                                GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                                      -----------------------------------------------------------
                                                                            GLOBAL INCOME FUND            VALUE EQUITY FUND
                                                                      ------------------------------ ----------------------------
                                                                                                                     PERIOD FROM
                                                                                       PERIOD FROM                     JUNE 17,
                                                                                      SEPTEMBER 15,                      1997
                                                                        YEAR ENDED       1997 TO       YEAR ENDED         TO
                                                                       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                           1998            1997           1998           1997
                                                                      -------------- --------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............................................    $1,319            665             7,840         1,921
 Net realized gain (loss) ...........................................        11             --             1,355           208
 Unrealized appreciation (depreciation) on investments ..............     1,291           (669)            2,571         1,977
                                                                         -------          -----            -----         -----
 Increase (decrease) in net assets from operations ..................     2,621               (4)         11,766         4,106
                                                                         -------          -------         ------         -----
From capital transactions:
 Net premiums .......................................................         --             --            19,404         4,596
 Loan interest ......................................................         --             --            (1,009)           --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ...................................................         --             --                --            --
   Surrenders .......................................................         --             --                --            --
   Loans ............................................................         --             --            (1,441)           --
   Cost of insurance and administrative expense (note 3) ............       (264)            (18)          (5,910)         (615)
   Transfer gain (loss) and transfer fees ...........................         (3)            --           (39,597)          360
 Transfers (to) from the Guarantee Account (note 1) .................         --             --                --            --
 Interfund transfers ................................................     12,432          13,721          297,789       243,259
                                                                         --------        -------          -------       -------
Increase (decrease) in net assets from capital transactions .........     12,165          13,703          269,236       247,600
                                                                         --------        -------          -------       -------
Increase (decrease) in net assets ...................................     14,786          13,699          281,002       251,706
Net assets at beginning of period ...................................     13,699             --           251,706            --
                                                                         --------        -------          -------       -------
Net assets at end of year ...........................................    $28,485          13,699          532,708       251,706
                                                                         =======         =======          =======       =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                                        --------------------------------------------------------
                                                                                    INCOME FUND                 U.S. EQUITY FUND
                                                                        ------------------------------------   -----------------
                                                                             YEAR            PERIOD FROM          PERIOD FROM
                                                                             ENDED        DECEMBER 12, 1997       MAY 5, 1998
                                                                         DECEMBER 31,      TO DECEMBER 31,      TO DECEMBER 31,
                                                                             1998                1997                 1998
                                                                        --------------   -------------------   -----------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............................................     $   63,998              2,596                250
 Net realized gain (loss) ...........................................          9,720             (2,508)                89
 Unrealized appreciation (depreciation) on investments ..............         13,245              1,454                243
                                                                          ----------             ------                ---
 Increase (decrease) in net assets from operations ..................         86,963              1,542                582
                                                                          ----------             ------                ---
From capital transactions:
 Net premiums .......................................................             --                 --                 --
 Loan interest ......................................................         (3,764)                --                 --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...................................................             --                 --                 --
   Surrenders .......................................................         (2,594)                --                 --
   Loans ............................................................        (21,862)            (2,396)                --
   Cost of insurance and administrative expense (note 3) ............        (15,101)              (742)               (30)
   Transfer gain (loss) and transfer fees ...........................           (703)              (202)              (108)
 Transfers (to) from the Guarantee Account (note 1) .................          7,872                 --                 --
 Interfund transfers ................................................        196,041          1,221,995              9,718
                                                                          ----------          ---------              -----
Increase (decrease) in net assets from capital transactions .........        159,889          1,218,655              9,580
                                                                          ----------          ---------              -----
Increase (decrease) in net assets ...................................        246,852          1,220,197             10,162
Net assets at beginning of period ...................................      1,220,197                 --                 --
                                                                          ----------          ---------             ------
Net assets at end of year ...........................................     $1,467,049          1,220,197             10,162
                                                                          ==========          =========             ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                    ----------------------------------------------------------------------
                                                             MONEY FUND                          BOND FUND
                                                    ---------------------------- -----------------------------------------
                                                        PERIOD          YEAR
                                                         ENDED         ENDED
                                                     DECEMBER 11,   DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                         1997           1996           1998          1997         1996
                                                    -------------- ------------- --------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income ............................   $    5,821         9,145          14,509      106,721       84,156
 Net realized gain ................................           --            --         140,916       11,410       31,061
 Unrealized appreciation (depreciation) on
   investments ....................................           --            --         (22,639)      14,947      (44,892)
                                                      ----------         -----         -------      -------      -------
Increase in net assets from operations ............        5,821         9,145         132,786      133,078       70,325
                                                      ----------         -----         -------      -------      -------
From capital transactions:
 Net premiums .....................................           --            --          63,953       12,401           --
 Loan interest ....................................           --          (247)          1,867          224         (240)
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .................................           --            --              --           --           --
   Surrenders .....................................           --            --         (80,793)          --      (19,035)
   Loans ..........................................           --        (7,000)           (717)     (20,518)     (46,361)
   Cost of insurance and administrative expense
    (note 3) ......................................       (1,618)       (2,228)        (29,054)     (17,321)     (18,368)
   Transfer gain (loss) and transfer fees .........           26        (1,331)        (48,553)       4,175        5,246
 Transfers (to) from the Guarantee Account
   (note 1) .......................................           --            --           8,443       10,164        9,597
 Interfund transfers ..............................     (160,456)     (178,397)     (1,102,223)   1,749,977       49,462
                                                      ----------      --------      ----------    ---------      -------
Increase (decrease) in net assets from capital
 transactions .....................................     (162,048)     (189,203)     (1,187,077)   1,739,102      (19,699)
                                                      ----------      --------      ----------    ---------      -------
Increase (decrease) in net assets .................     (156,227)     (180,058)     (1,054,291)   1,872,180       50,626
Net assets at beginning of year ...................      156,227       336,285       3,527,896    1,655,716    1,605,090
                                                      ----------      --------      ----------    ---------    ---------
Net assets at end of year .........................   $       --       156,227       2,473,605    3,527,896    1,655,716
                                                      ==========      ========      ==========    =========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                   (CONTINUED)
                                                    -----------------------------------------
                                                            CAPITAL APPRECIATION FUND
                                                    -----------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                          1998          1997         1996
                                                    --------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income ............................  $      96,396     191,025      158,039
 Net realized gain ................................      1,139,675     362,326      207,037
 Unrealized appreciation (depreciation) on
   investments ....................................       (392,601)     69,894      284,866
                                                     -------------     -------      -------
Increase in net assets from operations ............        843,470     623,245      649,942
                                                     -------------     -------      -------
From capital transactions:
 Net premiums .....................................        106,960     160,331           --
 Loan interest ....................................          7,156        (478)      (1,349)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................             --          --           --
   Surrenders .....................................       (235,363)     (5,632)     (22,921)
   Loans ..........................................       (644,066)    (76,259)     (37,406)
   Cost of insurance and administrative
    expense (note 3) ..............................        (81,387)    (69,581)     (48,816)
   Transfer gain (loss) and transfer fees .........       (865,659)    (10,950)       6,558
 Transfers from the Guarantee Account
   (note 1) .......................................          7,563      86,490       38,369
 Interfund transfers ..............................        515,285     786,921    1,391,680
                                                     -------------     -------    ---------
Increase (decrease) in net assets from
 capital transactions .............................     (1,189,511)    870,842    1,326,115
                                                     -------------     -------    ---------
Increase (decrease) in net assets .................       (346,041)  1,494,087    1,976,057
Net assets at beginning of year ...................      6,844,725   5,350,638    3,323,128
                                                     -------------   ---------    ---------
Net assets at end of year .........................  $   6,498,684   6,844,725    5,299,185
                                                     =============   =========    =========



                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                                   (CONTINUED)
                                                    -----------------------------------------
                                                                   GROWTH FUND
                                                    -----------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                         1998          1997          1996
                                                    ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ............................     325,696        97,407        81,448
 Net realized gain ................................     779,763       211,799       104,773
 Unrealized appreciation (depreciation) on
   investments ....................................    (197,508)      311,259       101,309
                                                       --------       -------       -------
Increase in net assets from operations ............     907,951       620,465       287,530
                                                       --------       -------       -------
From capital transactions:
 Net premiums .....................................     130,707       136,857            --
 Loan interest ....................................      (2,818)       (1,570)          (58)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................          --            --            --
   Surrenders .....................................    (143,689)           --        (5,002)
   Loans ..........................................    (119,579)      (52,908)      (31,288)
   Cost of insurance and administrative
    expense (note 3) ..............................     (46,695)      (33,074)      (15,042)
   Transfer gain (loss) and transfer fees .........     130,682         5,703         5,414
 Transfers from the Guarantee Account
   (note 1) .......................................      58,430        67,111        22,600
 Interfund transfers ..............................   2,177,306     1,239,168       515,014
                                                      ---------     ---------       -------
Increase (decrease) in net assets from
 capital transactions .............................   2,184,344     1,361,287       491,638
                                                      ---------     ---------       -------
Increase (decrease) in net assets .................   3,092,295     1,981,752       779,168
Net assets at beginning of year ...................   3,896,522     1,914,770     1,135,602
                                                      ---------     ---------     ---------
Net assets at end of year .........................   6,988,817     3,896,522     1,914,770
                                                      =========     =========     =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                                 -------------------------------------------------------------------------------
                                                            HIGH INCOME FUND                    MULTIPLE STRATEGIES FUND
                                                 --------------------------------------- ---------------------------------------
                                                         YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                                      1998         1997         1996          1998         1997         1996
                                                 ------------- ------------ ------------ ------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income .........................  $  184,767      339,119      278,470       153,876      167,442      132,388
 Net realized gain (loss) ......................    (157,587)     180,406       57,827       353,554       34,009       53,160
 Unrealized appreciation (depreciation)
   on investments ..............................         402      (53,341)      72,516      (372,624)     206,122      106,953
                                                  ----------      -------      -------      --------      -------      -------
Increase in net assets from operations .........      27,582      466,184      408,813       134,806      407,573      292,501
                                                  ----------      -------      -------      --------      -------      -------
From capital transactions:
 Net premiums ..................................      11,471       94,743        8,422         1,000       12,358       23,572
 Loan interest .................................      (1,733)        (628)         (50)         (877)        (722)        (207)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..............................     (45,936)          --           --       (18,545)      (2,000)     (60,123)
   Surrenders ..................................    (576,832)      (9,092)      (4,708)     (140,865)          --     (212,502)
   Loans .......................................     (34,516)     (29,617)     (37,253)      (50,344)       8,746       (9,140)
   Cost of insurance and
    administrative expense (note 3) ............     (62,108)     (45,518)     (32,765)      (31,968)     (29,942)     (23,520)
   Transfer gain (loss) and transfer
    fees .......................................     (53,899)      32,059        4,282         6,332          356          789
 Transfers from the Guarantee Account
   (note 1) ....................................      28,238           --           --        29,334       23,966        4,000
 Interfund transfers ...........................     191,267    2,226,116    1,526,214       108,424      447,254      240,604
                                                  ----------    ---------    ---------      --------      -------     --------
Increase (decrease) in net assets from
 capital transactions ..........................    (544,048)   2,268,063    1,464,142       (97,509)     460,016      (36,527)
                                                  ----------    ---------    ---------      --------      -------     --------
Increase (decrease) in net assets ..............    (516,466)   2,734,247    1,872,955        37,297      867,589      255,974
Net assets at beginning of year ................   6,677,721    3,943,474    2,070,519     3,211,025    2,343,436    2,087,462
                                                  ----------    ---------    ---------     ---------    ---------    ---------
Net assets at end of year ......................  $6,161,255    6,677,721    3,943,474     3,248,322    3,211,025    2,343,436
                                                  ==========    =========    =========     =========    =========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                    VARIABLE INSURANCE PRODUCTS FUND
                                                   ------------------------------------------------------------------
                                                       MONEY MARKET PORTFOLIO             HIGH INCOME PORTFOLIO
                                                   -------------------------------   --------------------------------
                                                       PERIOD            YEAR            PERIOD             YEAR
                                                        ENDED            ENDED            ENDED            ENDED
                                                    DECEMBER 11,     DECEMBER 31,     DECEMBER 11,      DECEMBER 31,
                                                        1997             1996             1997              1996
                                                   --------------   --------------   --------------   ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............    $     81,397          56,997           90,203           180,548
 Net realized gain (loss) ......................              --              --          185,532           (17,100)
 Unrealized appreciation (depreciation)
   on investments ..............................              --              --          (92,552)           27,229
                                                    ------------          ------          -------           -------
Increase in net assets from operations .........          81,397          56,997          183,183           190,677
                                                    ------------          ------          -------           -------
From capital transactions:
 Net premiums ..................................              --              --               --                --
 Loan interest .................................          (8,013)            720                6              (361)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..............................              --              --               --           (59,986)
   Surrenders ..................................         (11,729)       (129,716)        (163,901)         (136,277)
   Loans .......................................         (17,933)        (17,326)          (6,459)           (1,885)
   Cost of insurance and
    administrative expense .....................          (8,075)        (14,528)         (11,738)          (16,160)
   Transfer gain (loss) and transfer
    fees .......................................         (66,375)         (2,554)         (44,309)            4,523
 Transfers from the Guarantee Account
   (note 1) ....................................              --           5,528               --                --
 Interfund transfers ...........................      (1,079,728)     (1,016,677)      (1,280,202)         (873,671)
                                                    ------------      ----------       ----------          --------
Increase (decrease) in net assets from
 capital transactions ..........................      (1,191,853)     (1,174,553)      (1,506,603)       (1,083,817)
                                                    ------------      ----------       ----------        ----------
Increase (decrease) in net assets ..............      (1,110,456)     (1,117,556)      (1,323,420)         (893,140)
Net assets at beginning of year ................       1,110,456       2,228,012        1,323,420         2,216,560
                                                    ------------      ----------       ----------        ----------
Net assets at end of year ......................    $         --       1,110,456               --         1,323,420
                                                    ============      ==========       ==========        ==========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998

                                            VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            ---------------------------------------------
                                                       EQUITY-INCOME PORTFOLIO
                                            ---------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                                  1998           1997           1996
                                            --------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income
   (expense) ..............................   $   789,135      1,096,993        272,689
 Net realized gain (loss) .................     1,283,354      1,197,816        500,603
 Unrealized appreciation
   (depreciation) on investments ..........      (494,927)     1,016,128        539,174
                                              -----------      ---------        -------
Increase in net assets from
 operations ...............................     1,577,562      3,310,937      1,312,466
                                              -----------      ---------      ---------
From capital transactions:
 Net premiums .............................       146,903        215,369         77,436
 Loan interest ............................       (10,898)        (5,772)        (6,953)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................       (61,020)       (18,249)       (92,711)
   Surrenders .............................      (222,133)       (71,914)      (373,251)
   Loans ..................................      (402,392)      (121,271)      (215,646)
   Cost of insurance and
    administrative expense ................      (167,638)      (151,529)      (114,634)
   Transfer gain (loss) and transfer
    fees ..................................        15,304         58,911         41,116
 Transfers (to) from the Guarantee
   Account (note 1) .......................       122,727        112,723        127,788
 Interfund transfers ......................      (202,161)       311,215      3,056,657
                                              -----------      ---------      ---------
Increase (decrease) in net assets from
 capital transactions .....................      (781,308)       329,483      2,499,802
                                              -----------      ---------      ---------
Increase (decrease) in net assets .........       796,254      3,640,420      3,812,268
Net assets at beginning of year ...........    16,029,679     12,389,259      8,576,991
                                              -----------     ----------      ---------
Net assets at end of year .................   $16,825,933     16,029,679     12,389,259
                                              ===========     ==========     ==========



                                                VARIABLE INSURANCE PRODUCTS FUND
                                                           (CONTINUED)
                                            -----------------------------------------
                                                        GROWTH PORTFOLIO
                                            -----------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                 1998           1997         1996
                                            -------------- ------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income
   (expense) ..............................    1,256,390       194,168      359,170
 Net realized gain (loss) .................    1,619,202     1,766,746      536,491
 Unrealized appreciation
   (depreciation) on investments ..........      667,154      (282,336)      31,232
                                               ---------     ---------      -------
Increase in net assets from
 operations ...............................    3,542,746     1,678,578      926,893
                                               ---------     ---------      -------
From capital transactions:
 Net premiums .............................       50,433        78,875       27,587
 Loan interest ............................      (17,111)       (3,060)      (3,910)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................      (24,255)       (1,634)     (73,221)
   Surrenders .............................     (572,105)      (28,946)     (32,373)
   Loans ..................................     (532,091)     (153,343)     (43,837)
   Cost of insurance and
    administrative expense ................     (123,718)      (99,653)     (83,276)
   Transfer gain (loss) and transfer
    fees ..................................      177,115        26,694       14,043
 Transfers (to) from the Guarantee
   Account (note 1) .......................      100,312        44,630      135,064
 Interfund transfers ......................      463,637        44,400    1,429,513
                                               ---------     ---------    ---------
Increase (decrease) in net assets from
 capital transactions .....................     (477,783)      (92,037)   1,369,590
                                               ---------     ---------    ---------
Increase (decrease) in net assets .........    3,064,963     1,586,541    2,296,483
Net assets at beginning of year ...........   10,392,552     8,806,011    6,509,528
                                              ----------     ---------    ---------
Net assets at end of year .................   13,457,515    10,392,552    8,806,011
                                              ==========    ==========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                                          VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                                                        -------------------------------------------------
                                                                                       OVERSEAS PORTFOLIO
                                                                        -------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                             1998             1997              1996
                                                                        -------------   ---------------   ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ....................................    $  289,728           433,050            94,750
 Net realized gain (loss) ...........................................      (178,639)          801,884           517,315
 Unrealized appreciation (depreciation) on investments ..............       349,052          (489,713)          (15,497)
                                                                         ----------          --------           -------
Increase in net assets from operations ..............................       460,141           745,221           596,568
                                                                         ----------          --------           -------
From capital transactions:
 Net premiums .......................................................        19,010            12,810            10,673
 Loan interest ......................................................        (1,529)           (2,436)             (326)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...................................................       (30,475)               --           (10,056)
   Surrenders .......................................................      (214,745)          (26,126)          (99,794)
   Loans ............................................................       (93,248)         (140,934)          (49,140)
   Cost of insurance and administrative expense (note 3) ............       (47,188)          (59,162)          (67,126)
   Transfer gain (loss) and transfer fees ...........................        66,028           (12,801)           30,035
 Transfers (to) from Guarantee Account (note 1) .....................        (8,627)           61,472            47,987
 Interfund transfers ................................................       294,585        (1,392,016)       (2,098,908)
                                                                         ----------        ----------        ----------
Increase (decrease) in net assets from capital transactions .........       (16,189)       (1,559,193)       (2,236,655)
                                                                         ----------        ----------        ----------
Increase (decrease) in net assets ...................................       443,952          (813,972)       (1,640,087)
Net assets at beginning of period ...................................     4,562,572         5,376,544         7,016,631
                                                                         ----------        ----------        ----------
Net assets at end of period .........................................    $5,006,524         4,562,572         5,376,544
                                                                         ==========        ==========        ==========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                      VARIABLE INSURANCE PRODUCTS FUND II
                                             -------------------------------------------------------------------------------------
                                                       ASSET MANAGER PORTFOLIO                      CONTRAFUND PORTFOLIO
                                             -------------------------------------------- ----------------------------------------
                                                       YEAR ENDED DECEMBER 31,                    YEAR ENDED DECEMBER 31,
                                                   1998          1997           1996           1998          1997         1996
                                             --------------- ------------ --------------- -------------- ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...........   $ 1,088,201      885,930         447,121        347,724       68,315      (22,842)
 Net realized gain (loss) ..................       252,067      187,349         168,152      1,254,204      268,831      100,260
 Unrealized appreciation (depreciation)
   on investments ..........................       (67,659)     534,401         400,455        648,485      823,917      476,601
                                               -----------      -------         -------      ---------      -------      -------
Increase in net assets from operations .....     1,272,609    1,607,680       1,015,728      2,250,413    1,161,063      554,019
                                               -----------    ---------       ---------      ---------    ---------      -------
From capital transactions:
 Net premiums ..............................         2,300       98,687              --        177,753      171,916      139,592
 Loan interest .............................        (7,000)      (4,946)         (3,433)        (6,910)      (3,288)        (465)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..........................       (41,112)    (149,074)             --        (24,991)      (1,797)     (20,796)
   Surrenders ..............................      (325,417)      (8,956)       (497,465)       (22,516)      (9,456)     (35,592)
   Loans ...................................      (241,371)     (97,092)       (368,309)       (85,784)    (118,554)     (41,285)
   Cost of insurance and administrative
    expense (note 3) .......................      (101,341)     (98,131)        (86,595)       (94,295)     (72,675)     (34,864)
   Transfer gain (loss) and transfer
    fees ...................................       (13,045)         397           2,356         59,824       34,177       58,463
 Transfers (to) from Guarantee Account
   (note 1) ................................        69,851       33,707           1,000         84,180      150,028      105,233
 Interfund transfers .......................       156,323      (59,803)       (122,445)       989,747    1,827,255    2,524,438
                                               -----------    ---------       ---------      ---------    ---------    ---------
Increase (decrease) in net assets from
 capital transactions ......................      (500,812)    (285,211)     (1,074,891)     1,077,008    1,977,606    2,694,724
                                               -----------    ---------      ----------      ---------    ---------    ---------
Increase (decrease) in net assets ..........       771,797    1,322,469         (59,163)     3,327,421    3,138,669    3,248,743
Net assets at beginning of period ..........     9,576,133    8,253,664       8,312,827      7,849,803    4,711,134    1,462,391
                                               -----------    ---------      ----------      ---------    ---------    ---------
Net assets at end of period ................   $10,347,930    9,576,133       8,253,664     11,177,224    7,849,803    4,711,134
                                               ===========    =========      ==========     ==========    =========    =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                 VARIABLE INSURANCE PRODUCTS FUND III
                                                   ----------------------------------------------------------------
                                                      GROWTH & INCOME PORTFOLIO      GROWTH OPPORTUNITIES PORTFOLIO
                                                   -------------------------------   ------------------------------
                                                                      PERIOD FROM                      PERIOD FROM
                                                        YEAR            MAY 16,           YEAR           MAY 16,
                                                        ENDED           1997 TO           ENDED          1997 TO
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        1998             1997             1998             1997
                                                   --------------   --------------   --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............     $   (8,714)        (1,712)          12,355           (1,910)
 Net realized gain (loss) ......................        100,071          6,219           15,522              876
 Unrealized appreciation (depreciation)
   on investments ..............................         91,779         11,314           75,120           39,235
                                                     ----------         ------           ------           ------
Increase in net assets from operations .........        183,136         15,821          102,997           38,201
                                                     ----------         ------          -------           ------
From capital transactions:
 Net premiums ..................................         23,295         12,486           39,535           18,354
 Loan interest .................................           (393)            --             (134)              --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..............................             --             --               --               --
   Surrenders ..................................             --             --               --               --
   Loans .......................................         (3,183)            --               --               --
   Cost of insurance and
    administrative expense (note 3) ............         (7,686)        (1,616)          (5,140)          (1,627)
   Transfer gain (loss) and transfer
    fees .......................................         28,249         10,283            1,640              (20)
 Transfers (to) from Guarantee
   Account (note 1) ............................         13,857             --            8,711            2,963
 Interfund transfers ...........................        357,477        373,471          145,247          293,576
                                                     ----------        -------          -------          -------
Increase (decrease) in net assets from
 capital transactions ..........................        411,616        394,624          189,859          313,246
                                                     ----------        -------          -------          -------
Increase (decrease) in net assets ..............        594,752        410,445          292,856          351,447
Net assets at beginning of period ..............        410,445             --          351,447               --
                                                     ----------        -------          -------          -------
Net assets at end of period ....................     $1,005,197        410,445          644,303          351,447
                                                     ==========        =======          =======          =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                           NEUBERGER & BERMAN ADVISERS
                                                 MANAGEMENT TRUST
                                          ------------------------------
                                                BALANCED PORTFOLIO
                                          ------------------------------
                                               PERIOD          YEAR
                                               ENDED           ENDED
                                            DECEMBER 11,   DECEMBER 31,
                                                1997           1996
                                          --------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income ..................  $      98,194      269,151
 Net realized gain (loss) ...............        315,380       13,816
 Unrealized appreciation
   (depreciation) on
   investments ..........................       (146,827)    (182,324)
                                           -------------     --------
Increase in net assets from
 operations .............................        266,747      100,643
                                           -------------     --------
From capital transactions:
 Net premiums ...........................             --           --
 Loan interest ..........................           (669)        (657)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................             --           --
   Surrenders ...........................        (19,398)     (27,861)
   Loans ................................         (4,103)     (34,817)
   Cost of insurance and
    administrative expense
    (note 3) ............................        (19,558)     (20,292)
   Transfer gain (loss) and
    transfer fees .......................            669        5,371
 Interfund transfers ....................     (2,096,250)     (79,871)
                                           -------------     --------
Decrease in net assets from capital
 transactions ...........................     (2,139,309)    (158,127)
                                           -------------     --------
Decrease in net assets ..................     (1,872,562)     (57,484)
Net assets at beginning of year .........      1,872,562    1,930,046
                                           -------------    ---------
Net assets at end of year ...............  $          --    1,872,562
                                           =============    =========



                                                 NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                          ----------------------------------------------------------
                                                 BOND PORTFOLIO               GROWTH PORTFOLIO
                                          ----------------------------- ----------------------------
                                              PERIOD          YEAR          PERIOD          YEAR
                                               ENDED          ENDED          ENDED         ENDED
                                           DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                               1997           1996           1997           1996
                                          -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..................      30,012         57,904         54,741        58,809
 Net realized gain (loss) ...............      (3,318)        (5,135)       150,610         5,513
 Unrealized appreciation
   (depreciation) on
   investments ..........................      (1,629)       (34,909)       (55,310)       (6,856)
                                               ------        -------        -------        ------
Increase in net assets from
 operations .............................      25,065         17,860        150,041        57,466
                                               ------        -------        -------        ------
From capital transactions:
 Net premiums ...........................          --             --             --            --
 Loan interest ..........................      (2,301)           258           (894)       (1,215)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................          --             --             --            --
   Surrenders ...........................          --        (43,768)            --            --
   Loans ................................      53,065        (55,969)        (7,618)           --
   Cost of insurance and
    administrative expense
    (note 3) ............................      (5,054)        (7,634)        (7,810)       (7,938)
   Transfer gain (loss) and
    transfer fees .......................     (38,185)        (5,840)        (1,185)         (482)
 Interfund transfers ....................    (670,024)      (163,478)      (881,910)      (74,169)
                                             --------       --------       --------       -------
Decrease in net assets from capital
 transactions ...........................    (662,499)      (276,431)      (899,417)      (83,804)
                                             --------       --------       --------       -------
Decrease in net assets ..................    (637,434)      (258,571)      (749,376)      (26,338)
Net assets at beginning of year .........     637,434        896,005        749,376       775,714
                                             --------       --------       --------       -------
Net assets at end of year ...............          --        637,434             --       749,376
                                             ========       ========       ========       =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                      FEDERATED INVESTORS INSURANCE SERIES
                                                   ------------------------------------------
                                                            AMERICAN LEADERS FUND II
                                                   ------------------------------------------
                                                                                 PERIOD FROM
                                                                                 SEPTEMBER 5,
                                                                                   1996 TO
                                                     YEAR ENDED DECEMBER 31,     DECEMBER 31,
                                                        1998           1997          1996
                                                   -------------- ------------- -------------
Increase in net assets
From operations:
 Net investment income (expense) .................   $   31,236      (1,957)            36
 Net realized gain (loss) ........................       (4,077)     11,788             19
 Unrealized appreciation (depreciation)
   on investments ................................       58,884      53,148          2,855
                                                     ----------      --------        -----
Increase in net assets from operations ...........       86,043      62,979          2,910
                                                     ----------      --------        -----
From capital transactions:
 Net premiums ....................................       96,517      92,480             --
 Loan interest ...................................         (225)         (3)            --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ................................           --          --             --
   Surrenders ....................................           --          --             --
   Loans .........................................      (12,883)        205             --
   Cost of insurance and administrative
    expense (note 3) .............................      (11,161)     (3,145)           (65)
   Transfer gain (loss) and transfer fees ........        2,778       1,084         (1,522)
 Transfers (to) from the Guarantee Account
   (note 1) ......................................       16,071       5,323            300
 Interfund transfers .............................      343,685     341,074         16,140
                                                     ----------     --------        ------
Increase (decrease) in net assets from capital
 transactions ....................................      434,782      437,018        14,853
                                                     ----------      --------       ------
Increase (decrease) in net assets ................      520,825      499,997        17,763
Net assets at beginning of period ................      517,760       17,763            --
                                                     ----------      --------       ------
Net assets at end of period ......................   $1,038,585      517,760        17,763
                                                     ==========      ========       ======



                                                      FEDERATED INVESTORS INSURANCE SERIES
                                                   ------------------------------------------
                                                            HIGH INCOME BOND FUND II
                                                   ------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                         1998           1997         1996
                                                   --------------- ------------- ------------
Increase in net assets
From operations:
 Net investment income (expense) .................        44,079        34,274       30,654
 Net realized gain (loss) ........................        85,989         5,827        1,726
 Unrealized appreciation (depreciation)
   on investments ................................       (90,012)       55,167       27,920
                                                         -------        ------       ------
Increase in net assets from operations ...........        40,056        95,268       60,300
                                                         -------        ------       ------
From capital transactions:
 Net premiums ....................................        28,358        43,594           --
 Loan interest ...................................          (409)       (1,353)          --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ................................            --            --           --
   Surrenders ....................................            --            --           --
   Loans .........................................       (14,686)      (11,473)     (40,000)
   Cost of insurance and administrative
    expense (note 3) .............................       (14,411)       (8,961)      (4,447)
   Transfer gain (loss) and transfer fees ........           706          (359)         100
 Transfers (to) from the Guarantee Account
   (note 1) ......................................         6,031         5,441       (6,742)
 Interfund transfers .............................    (1,149,736)    1,432,858      571,170
                                                      ----------     ---------      -------
Increase (decrease) in net assets from capital
 transactions ....................................    (1,144,147)    1,459,747      520,081
                                                      ----------     ---------      -------
Increase (decrease) in net assets ................    (1,104,091)    1,555,015      580,381
Net assets at beginning of period ................     2,233,614       678,599       98,218
                                                      ----------     ---------      -------
Net assets at end of period ......................     1,129,523     2,233,614      678,599
                                                      ==========     =========      =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                          FEDERATED INVESTORS INSURANCE SERIES
                                                                                      (CONTINUED)
                                                                        ----------------------------------------
                                                                                    UTILITY FUND II
                                                                        ----------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                            1998           1997          1996
                                                                        ------------   ------------   ----------
Increase in net assets
From operations:
 Net investment income (expense) ....................................    $  22,802          8,360        4,472
 Net realized gain (loss) ...........................................       25,956         11,484        9,190
 Unrealized appreciation (depreciation) on investments ..............        8,478         50,092        5,651
                                                                         ---------         ------        -----
Increase in net assets from operations ..............................       57,236         69,936       19,313
                                                                         ---------         ------       ------
From capital transactions:
 Net premiums .......................................................       21,133             --           --
 Loan interest ......................................................         (807)           (55)        (110)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...................................................           --             --           --
   Surrenders .......................................................           --             --           --
   Loans ............................................................      (18,860)       (34,631)      (2,022)
   Cost of insurance and administrative expense (note 3) ............       (5,595)        (3,486)      (1,683)
   Transfer gain (loss) and transfer fees ...........................          690          2,314         (364)
 Transfers (to) from the Guarantee Account (note 1) .................           --         10,521        3,000
 Interfund transfers ................................................       79,433        107,029      130,977
                                                                         ---------        -------      -------
Increase (decrease) in net assets from capital transactions .........       75,994         81,692      129,798
                                                                         ---------        -------      -------
Increase (decrease) in net assets ...................................      133,230        151,628      149,111
Net assets at beginning of period ...................................      393,340        241,712       92,601
                                                                         ---------        -------      -------
Net assets at end of period .........................................    $ 526,570        393,340      241,712
                                                                         =========        =======      =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                             ALGER AMERICAN FUND
                                              ---------------------------------------------------------------------------------
                                                        SMALL CAP PORTFOLIO                        GROWTH PORTFOLIO
                                              ---------------------------------------- ----------------------------------------
                                                      YEAR ENDED DECEMBER 31,                  YEAR ENDED DECEMBER 31,
                                                   1998         1997          1996         1998          1997          1996
                                              ------------- ------------ ------------- ------------ ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ............  $  185,984       24,230        (7,102)     328,974        (5,714)        6,391
 Net realized gain (loss) ...................    (361,335)     155,266       (13,977)     342,335       121,886        (8,548)
 Unrealized appreciation (depreciation)
   on investments ...........................     411,856      (23,084)      (18,580)     332,102       195,886        27,545
                                               ----------      -------       -------      -------       -------        ------
Increase (decrease) in net assets from
 operations .................................     236,505      156,412       (39,659)   1,003,411       312,058        25,388
                                               ----------      -------       -------    ---------       -------        ------
From capital transactions:
 Net premiums ...............................      53,010       88,579        22,914       49,615        23,449        11,882
 Loan interest ..............................        (394)           2            68         (929)         (449)      (11,178)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ...........................     (13,545)          --       (11,290)     (19,533)           --            --
   Surrenders ...............................     (70,773)      (1,243)      (40,820)     (43,795)       (4,963)         (716)
   Loans ....................................      22,480      (51,090)      (33,607)     (69,736)      (60,475)      (10,642)
   Cost of insurance and
    administrative expense (note 3) .........     (19,635)     (17,890)      (10,161)     (27,911)      (20,884)       (7,424)
   Transfer gain (loss) and transfer
    fees ....................................      68,756       (6,935)        5,384       30,431       (16,706)        9,692
 Transfers (to) from the Guarantee
   Account (note 1) .........................      23,461       72,126           929       35,331        25,127         5,392
 Interfund transfers ........................   1,262,264      148,081       863,942      631,892       147,496     1,228,789
                                               ----------      -------       -------    ---------       -------     ---------
Increase (decrease) in net assets from
 capital transactions .......................   1,325,624      231,630       797,359      585,365        92,595     1,225,795
                                               ----------      -------       -------    ---------       -------     ---------
Increase in net assets ......................   1,562,129      388,042       757,700    1,588,776       404,653     1,251,183
Net assets at beginning of period ...........   1,460,157    1,072,115       314,415    1,756,776     1,352,123       100,940
                                               ----------    ---------       -------    ---------     ---------     ---------
Net assets at end of period .................  $3,022,286    1,460,157     1,072,115    3,345,552     1,756,776     1,352,123
                                               ==========    =========     =========    =========     =========     =========

                     IFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                                      PBHG INSURANCE SERIES FUND
                                                                      ----------------------------------------------------------
                                                                          PBHG LARGE CAP GROWTH
                                                                                PORTFOLIO             PBHG GROWTH II PORTFOLIO
                                                                      ----------------------------- ----------------------------
                                                                                       PERIOD FROM                  PERIOD FROM
                                                                           YEAR         JULY 22,         YEAR         MAY 22,
                                                                           ENDED         1997 TO         ENDED        1997 TO
                                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                           1998           1997           1998           1997
                                                                      -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ....................................   $  (1,340)        (205)          (1,328)        (540)
 Net realized gain (loss) ...........................................      12,396           (1)          36,908        1,296
 Unrealized appreciation (depreciation) on investments ..............      11,365          656           15,978         (846)
                                                                        ---------         ------         ------        -----
Increase (decrease) in net assets from operations ...................      22,421          450           51,558          (90)
                                                                        ---------         ------         ------        -----
From capital transactions:
 Net premiums .......................................................          --           --            3,717        4,615
 Loan interest ......................................................          --           --              (58)          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ...................................................          --           --               --           --
   Surrenders .......................................................      (3,629)          --               --           --
   Loans ............................................................        (817)          --               --           --
   Cost of insurance and administrative expense
    (note 3) ........................................................      (2,407)        (134)          (1,168)        (460)
   Transfer gain (loss) and transfer fees ...........................      (2,844)          53          (36,339)       1,309
 Transfers (to) from the Guarantee Account (note 1) .................          --        3,269           25,929        2,518
 Interfund transfers ................................................      (8,883)       28,216           2,248       84,214
                                                                        ---------        -------        -------       ------
Increase (decrease) in net assets from capital transactions .........     (18,580)       31,404          (5,671)      92,196
                                                                        ---------        -------        -------       ------
Increase in net assets ..............................................       3,841        31,854          45,887       92,106
Net assets at beginning of period ...................................      31,854           --           92,106           --
                                                                        ---------        -------        -------       ------
Net assets at end of period .........................................   $  35,695        31,854         137,993       92,106
                                                                        =========        =======        =======       ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                               JANUS ASPEN SERIES
                                                    ----------------------------------------
                                                          AGGRESSIVE GROWTH PORTFOLIO
                                                    ----------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                         1998         1997          1996
                                                    ------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................  $  (31,583)     (28,915)       (6,598)
 Net realized gain ................................     678,326      192,226       267,683
 Unrealized appreciation (depreciation)
   on investments .................................     307,545       99,444      (112,622)
                                                     ----------      -------      --------
Increase in net assets from operations ............     954,288      262,755       148,463
                                                     ----------      -------      --------
From capital transactions:
 Net premiums .....................................      42,148       60,192         3,031
 Loan interest ....................................      (1,997)         (77)         (266)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................          --           --            --
   Surrenders .....................................      (9,219)        (318)      (48,757)
   Loans ..........................................     (24,856)     (68,184)       (2,874)
   Cost of insurance and administrative
    expense (note 3) ..............................     (25,282)     (24,702)      (20,310)
   Transfer gain (loss) and transfer fees .........    (164,381)      43,699        (3,623)
 Transfers (to) from the Guarantee
   Account (note 1) ...............................       8,345       34,546        10,008
 Interfund transfers ..............................    (793,229)     503,885       (61,164)
                                                     ----------      -------      --------
Increase (decrease) in net assets from
 capital transactions .............................    (968,471)     549,041      (123,955)
                                                     ----------      -------      --------
Increase (decrease) in net assets .................     (14,183)     811,796        24,508
Net assets at beginning of period .................   2,788,472    1,976,676     1,952,168
                                                     ----------    ---------     ---------
Net assets at end of period .......................  $2,774,289    2,788,472     1,976,676
                                                     ==========    =========     =========



                                                               JANUS ASPEN SERIES
                                                    ----------------------------------------
                                                                GROWTH PORTFOLIO
                                                    ----------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                        1998          1997          1996
                                                    ------------ ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................    268,639        62,948        31,388
 Net realized gain ................................    870,857       243,734       132,138
 Unrealized appreciation (depreciation)
   on investments .................................    434,354       376,858       144,223
                                                       -------       -------       -------
Increase in net assets from operations ............  1,573,850       683,540       307,749
                                                     ---------       -------       -------
From capital transactions:
 Net premiums .....................................     64,698       100,831        24,787
 Loan interest ....................................     (5,496)         (600)       (1,074)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................         --            --            --
   Surrenders .....................................   (103,135)      (11,331)      (24,314)
   Loans ..........................................   (159,214)     (101,750)      (75,374)
   Cost of insurance and administrative
    expense (note 3) ..............................    (55,256)      (43,347)      (23,158)
   Transfer gain (loss) and transfer fees .........     16,223           594           435
 Transfers (to) from the Guarantee
   Account (note 1) ...............................     18,355        84,063        65,687
 Interfund transfers ..............................    305,817     1,105,318     1,204,517
                                                     ---------     ---------     ---------
Increase (decrease) in net assets from
 capital transactions .............................     81,992     1,133,778     1,171,506
                                                     ---------     ---------     ---------
Increase (decrease) in net assets .................  1,655,842     1,817,318     1,479,255
Net assets at beginning of period .................  4,604,206     2,786,888     1,307,633
                                                     ---------     ---------     ---------
Net assets at end of period .......................  6,260,048     4,604,206     2,786,888
                                                     =========     =========     =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                          JANUS ASPEN SERIES (CONTINUED)
                                                    ------------------------------------------
                                                            WORLDWIDE GROWTH PORTFOLIO
                                                    ------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                          1998          1997          1996
                                                    --------------- ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................   $   265,703       22,598        19,102
 Net realized gain ................................     1,535,984      457,649       156,316
 Unrealized appreciation (depreciation) on
   investments ....................................       417,036      666,571       498,790
                                                      -----------      -------       -------
Increase in net assets from operations ............     2,218,723    1,146,818       674,208
                                                      -----------    ---------       -------
From capital transactions:
 Net premiums .....................................       276,172      334,686          (533)
 Loan interest ....................................        (3,134)        (933)       95,498
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................       (68,985)      (1,737)           --
   Surrenders .....................................      (104,833)      (5,393)      (27,186)
   Loans ..........................................       (97,145)     (74,934)      (15,174)
   Cost of insurance and administrative
    expense (note 3) ..............................      (110,038)     (79,593)      (34,706)
   Transfer gain (loss) and transfer fees .........        12,636       14,879           685
 Transfers (to) from the Guarantee
   Account (note 1) ...............................       (12,929)     109,443        43,645
 Interfund transfers ..............................       863,455    1,831,317     2,870,698
                                                      -----------    ---------     ---------
Increase (decrease) in net assets from
 capital transactions .............................       755,199    2,127,735     2,932,927
                                                      -----------    ---------     ---------
Increase (decrease) in net assets .................     2,973,922    3,274,553     3,607,135
Net assets at beginning of period .................     8,226,390    4,951,837     1,344,702
                                                      -----------    ---------     ---------
Net assets at end of period .......................   $11,200,312    8,226,390     4,951,837
                                                      ===========    =========     =========


                                                        JANUS ASPEN SERIES (CONTINUED)
                                                    --------------------------------------
                                                              BALANCED PORTFOLIO
                                                    --------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                                        1998          1997         1996
                                                    ------------ ------------- -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................    129,416        39,186       6,506
 Net realized gain ................................     75,042        16,368       3,534
 Unrealized appreciation (depreciation) on
   investments ....................................  1,021,865       172,861      38,227
                                                     ---------       -------      ------
Increase in net assets from operations ............  1,226,323       228,415      48,267
                                                     ---------       -------      ------
From capital transactions:
 Net premiums .....................................     20,390        32,001          --
 Loan interest ....................................     (4,091)          (48)     53,887
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits .................................    (18,660)           --          --
   Surrenders .....................................     (5,329)       (2,416)         --
   Loans ..........................................    (78,415)       26,990      (1,996)
   Cost of insurance and administrative
    expense (note 3) ..............................    (43,371)      (13,436)     (3,985)
   Transfer gain (loss) and transfer fees .........        989           606        (851)
 Transfers (to) from the Guarantee
   Account (note 1) ...............................     46,495        41,217      45,923
 Interfund transfers ..............................    395,097     2,601,676     457,706
                                                     ---------     ---------     -------
Increase (decrease) in net assets from
 capital transactions .............................    313,105     2,686,590     550,684
                                                     ---------     ---------     -------
Increase (decrease) in net assets .................  1,539,428     2,915,005     598,951
Net assets at beginning of period .................  3,545,518       630,513      31,562
                                                     ---------     ---------     -------
Net assets at end of period .......................  5,084,946     3,545,518     630,513
                                                     =========     =========     =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998



                                                       JANUS ASPEN SERIES (CONTINUED)
                                                    -------------------------------------
                                                          FLEXIBLE INCOME PORTFOLIO
                                                    -------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                                        1998         1997         1996
                                                    ------------ ------------ -----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................  $  18,932        9,796       8,453
 Net realized gain (loss) .........................      2,524        3,107         111
 Unrealized appreciation (depreciation) on
   investments ....................................      3,399        4,489         585
                                                     ---------        -----       -----
Increase (decrease) in net assets from
 operations .......................................     24,855       17,392       9,149
                                                     ---------       ------       -----
From capital transactions:
   Net premiums ...................................      5,245       21,946         (18)
   Loan interest ..................................       (324)         (28)         --
   Transfers (to) from the general
    account of Life of Virginia:
   Death benefits .................................         --           --          --
   Surrenders .....................................    (52,087)          --          --
   Loans ..........................................     21,183      (30,720)     (4,791)
   Cost of insurance and administrative
    expense (note 3) ..............................     (3,675)      (1,977)       (963)
   Transfer gain (loss) and transfer fees .........       (208)        (429)       (200)
 Transfers (to) from the Guarantee
   Account (note 1) ...............................         85        3,243          --
 Interfund transfers ..............................    269,008        3,106     149,346
                                                     ---------      -------     -------
Increase (decrease) in net assets from
 capital transactions .............................    239,227       (4,859)    143,374
                                                     ---------      -------     -------
Increase in net assets ............................    264,082       12,533     152,523
Net assets at beginning of period .................    172,004      159,471       6,948
                                                     ---------      -------     -------
Net assets at end of period .......................  $ 436,086      172,004     159,471
                                                     =========      =======     =======

                                                         JANUS ASPEN SERIES (CONTINUED)
                                                    -----------------------------------------
                                                         INTERNATIONAL GROWTH PORTFOLIO
                                                    -----------------------------------------
                                                                                 PERIOD FROM
                                                                                   JUNE 5,
                                                                                   1996 TO
                                                      YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                         1998          1997          1996
                                                    ------------- ------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..................      30,676        (5,942)       1,086
 Net realized gain (loss) .........................     171,620       145,208        2,328
 Unrealized appreciation (depreciation) on
   investments ....................................     158,124        45,943       17,399
                                                        -------       -------       ------
Increase (decrease) in net assets from
 operations .......................................     360,420       185,209       20,813
                                                        -------       -------       ------
From capital transactions:
   Net premiums ...................................      36,145        60,001           --
   Loan interest ..................................        (617)       (1,662)          --
   Transfers (to) from the general
    account of Life of Virginia:
   Death benefits .................................     (11,677)           --           --
   Surrenders .....................................     (60,448)           --           --
   Loans ..........................................       4,516       (10,000)          --
   Cost of insurance and administrative
    expense (note 3) ..............................     (24,306)      (16,021)        (958)
   Transfer gain (loss) and transfer fees .........      59,856        12,507           58
 Transfers (to) from the Guarantee
   Account (note 1) ...............................      77,727       122,804       10,500
 Interfund transfers ..............................     813,972     1,044,932      359,635
                                                        -------     ---------      -------
Increase (decrease) in net assets from
 capital transactions .............................     895,168     1,212,561      369,235
                                                        -------     ---------      -------
Increase in net assets ............................   1,255,588     1,397,770      390,048
Net assets at beginning of period .................   1,787,818       390,048           --
                                                      ---------     ---------      -------
Net assets at end of period .......................   3,043,406     1,787,818      390,048
                                                      =========     =========      =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

                               DECEMBER 31, 1998


                                                                                                    GOLDMAN SACHS VARIABLE
                                                                                                          INSURANCE
                                                              JANUS ASPEN SERIES (CONTINUED)              TRUST FUND
                                                              -------------------------------   ------------------------------
                                                                                                  GROWTH AND        MID CAP
                                                              CAPITAL APPRECIATION PORTFOLIO      INCOME FUND     EQUITY FUND
                                                              -------------------------------   --------------   -------------
                                                                                 PERIOD FROM      PERIOD FROM     PERIOD FROM
                                                                   YEAR            MAY 22,        OCTOBER 6,        JUNE 25,
                                                                   ENDED           1997 TO          1998 TO         1998 TO
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   1998             1997             1998             1998
                                                              --------------   --------------   --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..........................     $  (5,716)            (75)             37              425
 Net realized gain (loss) .................................       225,641          (7,519)             58              (16)
 Unrealized appreciation (depreciation) on
   investments ............................................        56,754            (582)             49              196
                                                                ---------          ------              --              ---
Increase (decrease) in net assets from operations .........       276,679          (8,176)            144              605
                                                                ---------          ------             ---              ---
From capital transactions:
   Net premiums ...........................................        12,000              --              --               --
   Loan interest ..........................................            --              --              --               --
   Transfers (to) from the general account of
    Life of Virginia:
   Death benefits .........................................            --              --              --               --
   Surrenders .............................................            --              --              --               --
   Loans ..................................................       (37,337)             --              --               --
   Cost of insurance and administrative expense
    (note 3) ..............................................        (8,261)           (181)            (10)            (279)
   Transfer gain (loss) and transfer fees .................        (4,436)            (24)             63              116
 Transfers (to) from the Guarantee Account
   (note 1) ...............................................            --              --              --               --
 Interfund transfers ......................................       677,289          20,306           5,092           79,827
                                                                ---------          ------           -----           ------
Increase (decrease) in net assets from capital
 transactions .............................................       639,255          20,101           5,145           79,664
                                                                ---------          ------           -----           ------
Increase in net assets ....................................       915,934          11,925           5,289           80,269
Net assets at beginning of period .........................        11,925              --              --               --
                                                                ---------          ------           -----           ------
Net assets at end of period ...............................     $ 927,859          11,925           5,289           80,269
                                                                =========          ======           =====           ======

                See accompanying notes to financial statements.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III


                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998


(1) DESCRIPTION OF ENTITY

     Life of Virginia Separate Account III (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by Life of Virginia. Life of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Company. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

     In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. All designated portfolios described above are series type mutual funds.

     In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Growth and Income, and Mid Cap Equity Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

     In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

     On December 12, 1997, the Account added the GE Investments Funds, Inc.--Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:



   BEFORE THE SUBSTITUTION                            AFTER THE SUBSTITUTION
   Shares of Money Market Portfolio -- Variable       Shares of Money Market Fund -- GE Investments
   Insurance Products Fund                            Funds, Inc.
   Shares of Money Fund -- Oppenheimer Variable       Shares of Money Market Fund -- GE Investments
   Account Funds                                      Funds, Inc.
   Shares of Government Securities Fund -- GE         Shares of Income Fund -- GE Investments Funds, Inc.
   Investments Funds, Inc.
   Shares of Bond Portfolio -- Neuberger & Berman     Shares of Income Fund -- GE Investments Funds, Inc.
   Advisers Management Trust
   Shares of High Income Portfolio -- Variable        Shares of High Income Fund -- Oppenheimer Variable
   Insurance Products Fund                            Account Funds
   Shares of Growth Portfolio -- Neuberger & Berman   Shares of Growth Portfolio -- Variable Insurance
   Advisers Management Trust                          Products Fund
   Shares of Balanced Portfolio -- Neuberger &        Shares of Balanced Portfolio -- Janus Aspen Series
   Berman Advisers Management Trust

     The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

     In May 1996, two new investment subdivisions were added to the Account. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(1) DESCRIPTION OF ENTITY -- Continued

new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

     For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     (A) INVESTMENTS

     Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1998, were:


                                            COST OF          PROCEEDS
                                             SHARES            FROM
FUND/PORTFOLIO                              ACQUIRED        SHARES SOLD
-------------------------------------   ---------------   --------------
GE Investments Funds, Inc.:
 S&P 500 Index ......................    $ 27,218,449       25,079,333
 Money Market .......................     264,936,313      265,566,838
 Total Return .......................         378,075          445,895
 International Equity ...............       1,059,286        1,020,330
 Real Estate Securities .............         448,245          581,063
 Global Income ......................          14,054              544
 Value Equity .......................       6,058,766        5,781,494
 Income .............................         436,325          271,027
 U.S. Equity ........................          25,071           14,149
Oppenheimer Variable Account Funds:
 Bond ...............................      29,944,577       31,105,031
 Capital Appreciation ...............      52,671,648       53,748,619
 Growth .............................      12,723,537       12,402,066
 High Income ........................      34,470,779       32,744,079
 Multiple Strategies ................       4,786,911        4,720,639
Variable Insurance Products Fund:
 Equity-Income ......................       9,090,858        8,840,402
 Growth .............................     111,621,940      110,781,654
 Overseas ...........................      16,515,111       16,227,529
Variable Insurance Products Fund II:
 Asset Manager ......................       2,526,675        1,924,064
 Contrafund .........................      13,766,933       12,248,577
Variable Insurance Products Fund III:
 Growth and Income ..................       6,255,114        5,850,535
 Growth Opportunities ...............         341,093          137,283
Federated Investors Insurance Series:
 American Leaders II ................         831,620          362,093
 High Income Bond II ................       4,254,817        5,354,145
 Utility II .........................         338,932          236,489

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                             COST OF        PROCEEDS
                                              SHARES          FROM
FUND/PORTFOLIO                               ACQUIRED      SHARES SOLD
---------------------------------------   -------------   ------------
Alger American Fund:
 Small Cap ............................    $ 5,870,967      4,352,529
 Growth ...............................      6,196,569      5,270,632
PBHG Insurance Series Fund:
 PBHG Large Cap Growth ................      4,106,152      4,109,381
 PBHG Growth II .......................      2,556,295      2,560,662
Janus Aspen Series:
 Aggressive Growth ....................      9,329,303     10,202,804
 Growth ...............................      8,188,817      7,824,471
 Worldwide Growth .....................     10,623,313      9,541,416
 Balanced .............................        998,549        507,678
 Flexible Income ......................        362,164        103,470
 International Growth .................     13,627,793     12,681,934
 Capital Appreciation .................     28,579,287     27,950,648
Goldman Sachs Variable Insurance Trust:
 Growth and Income ....................          6,855          1,667
 Mid Cap Equity .......................         80,916            640

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (B) CAPITAL TRANSACTIONS

     The increase (decrease) of outstanding units from capital transactions for the years or lesser periods ended December 31, 1998, 1997 and 1996 are as follows:


                                                          GE INVESTMENTS FUNDS, INC.
                                                          ---------------------------
                                                             S&P 500     GOVERNMENT
                                                              INDEX      SECURITIES
                                                              FUND          FUND
                                                          ------------ --------------
Units outstanding at December 31, 1995 ..................   39,687         45,046
                                                            --------       ------
 Net premiums ...........................................       --             --
 Loan interest ..........................................         (2)            (1)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................   (2,944)            --
   Surrenders ...........................................     (365)        (1,455)
   Loans ................................................     (982)           (84)
   Cost of insurance and administrative expense .........     (502)          (457)
 Transfers (to) from the Guarantee Account ..............    1,692           (177)
 Interfund transfers ....................................   22,032            682
                                                            --------       --------
Net increase (decrease) in units from capital
 transactions ...........................................   18,929         (1,492)
                                                            --------       --------
Units outstanding at December 31, 1996 ..................   58,616         43,554
                                                            --------       --------
 Net premiums ...........................................      918            705
 Loan interest ..........................................      (15)           (24)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................      (56)            --
   Surrenders ...........................................   (1,568)       (14,115)
   Loans ................................................     (310)        (1,284)
   Cost of insurance and administrative expense .........     (770)          (447)
 Transfers (to) from the Guarantee Account ..............    1,030             15
 Interfund transfers ....................................   35,756        (28,404)
                                                            --------      ---------
Net increase (decrease) in units from capital
 transactions ...........................................   34,985        (43,554)
                                                            --------      ---------
Units outstanding at December 31, 1997 ..................   93,601             --
                                                            --------      ---------
 Net premiums ...........................................   10,503             --
 Loan interest ..........................................      (51)            --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................     (776)            --
   Surrenders ...........................................   (3,536)            --
   Loans ................................................     (258)            --
   Cost of insurance and administrative expense .........   (1,578)            --
 Transfers (to) from the Guarantee Account ..............    4,508             --
 Interfund transfers ....................................   38,024             --
                                                            --------      ---------
Net increase (decrease) in units from capital
 transactions ...........................................   46,836             --
                                                            --------      ---------
Units outstanding at December 31, 1998 ..................   140,437            --
                                                            ========      =========



                                                                   GE INVESTMENTS FUNDS, INC.
                                                          ---------------------------------------------
                                                               MONEY           TOTAL      INTERNATIONAL
                                                               MARKET         RETURN         EQUITY
                                                                FUND           FUND           FUND
                                                          --------------- -------------- --------------
Units outstanding at December 31, 1995 ..................       412,193      53,713          20,127
                                                                -------      --------        ------
 Net premiums ...........................................     1,523,788          --              --
 Loan interest ..........................................            60            (7)           --
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................        (2,190)         --              --
   Surrenders ...........................................       (20,965)     (5,166)             --
   Loans ................................................       (80,419)         --              67
   Cost of insurance and administrative expense .........        (8,609)       (646)           (384)
 Transfers (to) from the Guarantee Account ..............       (34,420)      1,981              --
 Interfund transfers ....................................    (1,106,323)     12,921          49,244
                                                             ----------      --------        ------
Net increase (decrease) in units from capital
 transactions ...........................................       270,922       9,083          48,927
                                                             ----------      --------        ------
Units outstanding at December 31, 1996 ..................       683,115      62,796          69,054
                                                             ----------      --------        ------
 Net premiums ...........................................       888,521       1,582              69
 Loan interest ..........................................         1,522           3                (1)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................            --      (5,200)             --
   Surrenders ...........................................        (4,893)       (404)             --
   Loans ................................................       (15,590)     (1,334)            123
   Cost of insurance and administrative expense .........        (7,485)       (686)           (623)
 Transfers (to) from the Guarantee Account ..............        (1,925)      1,924              --
 Interfund transfers ....................................      (795,469)      5,670         (48,010)
                                                             ----------      --------       ---------
Net increase (decrease) in units from capital
 transactions ...........................................        64,681       1,555         (48,442)
                                                             ----------      --------       ---------
Units outstanding at December 31, 1997 ..................       747,796      64,351          20,612
                                                             ----------      --------       ---------
 Net premiums ...........................................       618,502         457             (63)
 Loan interest ..........................................           939            (4)            3
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .......................................          (579)         --              --
   Surrenders ...........................................       (29,501)     (5,534)             --
   Loans ................................................       (62,560)     (1,140)           (230)
   Cost of insurance and administrative expense .........        (8,969)       (602)            231
 Transfers (to) from the Guarantee Account ..............        (3,439)        353          (1,473)
 Interfund transfers ....................................      (569,612)      1,764           1,669
                                                             ----------      --------       ---------
Net increase (decrease) in units from capital
 transactions ...........................................       (55,219)     (4,706)            137
                                                             ----------      --------       ---------
Units outstanding at December 31, 1998 ..................       692,577      59,645          20,749
                                                             ==========      ========       =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                                     -----------------------------------------------------------
                                                                      REAL ESTATE     GLOBAL       VALUE                  U.S.
                                                                       SECURITIES     INCOME      EQUITY      INCOME     EQUITY
                                                                          FUND         FUND        FUND        FUND       FUND
                                                                     ------------- ------------ ---------- ----------- ---------
Units outstanding at December 31, 1995 .............................         34         --            --          --      --
                                                                             --         --            --          --      --
 Net premiums ......................................................        753         --            --          --      --
 Loan interest .....................................................         --         --            --          --      --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --            --          --      --
   Surrenders ......................................................         --         --            --          --      --
   Loans ...........................................................         --         --            --          --      --
   Cost of insurance and administrative expense ....................        (95)        --            --          --      --
 Transfers (to) from the Guarantee Account .........................         --         --            --          --      --
 Interfund transfers ...............................................     13,935         --            --          --      --
                                                                         ------         --            --          --      --
Net increase (decrease) in units from capital transactions .........     14,593         --            --          --      --
                                                                         ------         --            --          --      --
Units outstanding at December 31, 1996 .............................     14,627         --            --          --      --
                                                                         ------         --            --          --      --
 Net premiums ......................................................      3,906         --           356          --      --
 Loan interest .....................................................         --         --            --          --      --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --            --          --      --
   Surrenders ......................................................         --         --            --          --      --
   Loans ...........................................................     (1,039)        --            --        (240)     --
   Cost of insurance and administrative expense ....................       (570)          (2)        (48)        (74)     --
 Transfers (to) from the Guarantee Account .........................        203         --            --          --      --
 Interfund transfers ...............................................     41,075       1,338       18,848     122,212      --
                                                                         ------       ------      ------     -------      ----
Net increase (decrease) in units from capital transactions .........     43,575       1,336       19,156     121,898      --
                                                                         ------       ------      ------     -------      ----
Units outstanding at December 31, 1997 .............................     58,202       1,336       19,156     121,898      --
                                                                         ------       ------      ------     -------      ----
 Net premiums ......................................................      2,573         --         1,214           1      --
 Loan interest .....................................................        (12)        --           (63)       (366)     --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --         --            --          --      --
   Surrenders ......................................................       (181)        --            --        (252)     --
   Loans ...........................................................       (955)        --           (90)     (2,123)     --
   Cost of insurance and administrative expense ....................       (703)       (25)         (370)     (1,466)       (3)
 Transfers (to) from the Guarantee Account .........................      2,167         --            --         764      --
 Interfund transfers ...............................................    (13,779)      1,172       18,643      19,037      955
                                                                        -------       ------      ------     -------      ----
Net increase (decrease) in units from capital transactions .........    (10,890)      1,147       19,334      15,595      952
                                                                        -------       ------      ------     -------      ----
Units outstanding at December 31, 1998 .............................     47,312       2,483       38,490     137,493      952
                                                                        =======       ======      ======     =======      ====

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                       ------------------------------------------
                                                                       CAPITAL
                                           MONEY         BOND       APPRECIATION
                                           FUND          FUND           FUND
                                       ------------ -------------- --------------
Units outstanding at December 31, 1995     23,192       81,518         130,729
                                           ------       -------        -------
 Net premiums ........................         --             (1)           --
 Loan interest .......................        (17)          --             449
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ....................         --           --              --
   Surrenders ........................         --            1          35,618
   Loans .............................       (477)           5          86,753
   Cost of insurance and adminis-
    trative expense ..................       (152)           4          34,370
 Transfers (to) from the Guarantee
   Account ...........................         --           --         (17,958)
 Interfund transfers .................    (12,159)        (205)        (92,553)
                                          -------       --------       -------
Net increase (decrease) in units from
 capital transactions ................    (12,805)        (196)         46,679
                                          -------       --------       -------
Units outstanding at December 31, 1996     10,387       81,322         177,408
                                          -------       --------       -------
 Net premiums ........................         --          567           5,184
 Loan interest .......................         --           10             (15)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ....................         --           --              --
   Surrenders ........................         --           --            (182)
   Loans .............................         --         (938)         (2,466)
   Cost of insurance and adminis-
    trative expense ..................       (104)        (792)         (2,250)
 Transfers (to) from the Guarantee
   Account ...........................         --          465           2,796
 Interfund transfers .................    (10,283)      80,017          25,443
                                          -------       --------       -------
Net increase (decrease) in units from
 capital transactions ................    (10,387)      79,329          28,510
                                          -------       --------       -------
Units outstanding at December 31, 1997         --      160,651         205,918
                                          -------      ---------       -------
 Net premiums ........................         --        3,023           9,796
 Loan interest .......................         --           88             655
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ....................         --           --              --
   Surrenders ........................         --       (3,818)        (21,555)
   Loans .............................         --          (34)        (58,985)
   Cost of insurance and adminis-
    trative expense ..................         --       (1,373)         (7,454)
 Transfers (to) from the Guarantee
   Account ...........................         --          399             693
 Interfund transfers .................         --      (52,085)         47,191
                                          -------      ---------       -------
Net increase (decrease) in units from
 capital transactions ................         --      (53,800)        (29,659)
                                          -------      ---------       -------
Units outstanding at December 31, 1998         --      106,851         176,259
                                          =======      =========       =======



                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                       ------------------------------------------------------------------
                                                        HIGH         MULTIPLE       MONEY        HIGH
                                          GROWTH       INCOME       STRATEGIES      MARKET      INCOME
                                           FUND         FUND           FUND       PORTFOLIO    PORTFOLIO
                                       ----------- -------------- -------------- ----------- ------------
Units outstanding at December 31, 1995    57,586       80,911        105,534       153,233      101,444
                                          ------       -------       --------      -------      -------
 Net premiums ........................       789           --         1,018             --           --
 Loan interest .......................       (21)            (6)           (9)          49          (17)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ....................        --           --        (2,597)            --       (2,625)
   Surrenders ........................      (351)        (561)       (9,180)        (8,837)      (5,963)
   Loans .............................      (573)      (3,511)         (395)        (1,180)         (82)
   Cost of insurance and adminis-
    trative expense ..................      (747)      (1,688)       (1,016)          (990)        (707)
 Transfers (to) from the Guarantee
   Account ...........................       587        2,536           173            377           --
 Interfund transfers .................    21,301       57,787        10,394        (69,258)     (38,231)
                                          ------       --------      --------      -------      -------
Net increase (decrease) in units from
 capital transactions ................    20,985       54,557        (1,612)       (79,839)     (47,625)
                                          ------       --------      --------      -------      -------
Units outstanding at December 31, 1996    78,571      135,468        103,922        73,394       53,819
                                          ------      ---------      --------      -------      -------
 Net premiums ........................     4,979        3,036           515             --           --
 Loan interest .......................       (57)         (20)          (30)          (523)          --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ....................        --           --           (83)            --           --
   Surrenders ........................        --         (291)           --           (765)      (6,032)
   Loans .............................    (1,925)        (949)          364         (1,169)        (238)
   Cost of insurance and adminis-
    trative expense ..................    (1,203)      (1,459)       (1,248)          (526)        (432)
 Transfers (to) from the Guarantee
   Account ...........................     2,441           --           999             --           --
 Interfund transfers .................    45,075       71,340        18,636        (70,411)     (47,117)
                                          ------      ---------      --------      -------      -------
Net increase (decrease) in units from
 capital transactions ................    49,310       71,657        19,153        (73,394)     (53,819)
                                          ------      ---------      --------      -------      -------
Units outstanding at December 31, 1997   127,881      207,125        123,075            --           --
                                         -------      ---------      --------      -------      -------
 Net premiums ........................     3,787          331            45             --           --
 Loan interest .......................       (82)         (50)          (40)            --           --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ....................        --       (1,322)         (854)            --           --
   Surrenders ........................    (4,162)     (16,597)       (6,487)            --           --
   Loans .............................    (3,464)        (993)       (2,318)            --           --
   Cost of insurance and adminis-
    trative expense ..................    (1,353)      (1,787)       (1,472)            --           --
 Transfers (to) from the Guarantee
   Account ...........................     1,693          812         1,351             --           --
 Interfund transfers .................    63,068        5,503         4,993             --           --
                                         -------      ---------      --------      -------      -------
Net increase (decrease) in units from
 capital transactions ................    59,487      (14,103)       (4,782)            --           --
                                         -------      ---------      --------      -------      -------
Units outstanding at December 31, 1998   187,368      193,022        118,293            --           --
                                         =======      =========      ========      =======      =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                                                       -----------------------------------------
                                                                         EQUITY-
                                                                          INCOME        GROWTH        OVERSEAS
                                                                        PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                       -----------   -----------   -------------
Units outstanding at December 31, 1995 .............................     373,400       267,882         460,711
                                                                         -------       -------         -------
 Net premiums ......................................................       3,304         1,064             682
 Loan interest .....................................................        (297)         (151)            (21)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................      (3,957)       (2,821)           (642)
   Surrenders ......................................................     (15,932)       (1,247)         (6,376)
   Loans ...........................................................      (9,205)       (1,689)         (3,139)
   Cost of insurance and administrative expense ....................      (4,893)       (3,208)         (4,289)
 Transfers (to) from the Guarantee Account .........................       5,455         5,203           3,066
 Interfund transfers ...............................................     130,475        55,069        (134,096)
                                                                         -------       -------        --------
Net increase (decrease) in units from capital transactions .........     104,950        52,220        (144,815)
                                                                         -------       -------        --------
Units outstanding at December 31, 1996 .............................     478,350       320,102         315,896
                                                                         -------       -------        --------
 Net premiums ......................................................       8,841         6,684             600
 Loan interest .....................................................        (237)         (259)           (114)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................        (749)         (139)             --
   Surrenders ......................................................      (2,952)       (2,453)         (1,224)
   Loans ...........................................................      (4,978)      (12,995)         (6,601)
   Cost of insurance and administrative expense ....................      (6,220)       (8,445)         (2,771)
 Transfers (to) from the Guarantee Account .........................       4,627         3,782           2,879
 Interfund transfers ...............................................      12,774         3,763         (65,198)
                                                                         -------       -------        --------
Net increase (decrease) in units from capital transactions .........      11,106       (10,062)        (72,429)
                                                                         -------       -------        --------
Units outstanding at December 31, 1997 .............................     489,456       310,040         243,467
                                                                         -------       -------        --------
 Net premiums ......................................................       4,285         1,424             799
 Loan interest .....................................................        (318)         (483)            (64)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................      (1,780)         (685)         (1,283)
   Surrenders ......................................................      (6,479)      (16,160)         (9,040)
   Loans ...........................................................     (11,737)      (15,030)         (3,925)
   Cost of insurance and administrative expense ....................      (4,890)       (3,495)         (1,986)
 Transfers (to) from the Guarantee Account .........................       3,580         2,834            (363)
 Interfund transfers ...............................................      (5,896)       13,096          12,401
                                                                         -------       -------        --------
Net increase (decrease) in units from capital transactions .........     (23,235)      (18,499)         (3,461)
                                                                         -------       -------        --------
Units outstanding at December 31, 1998 .............................     466,221       291,541         240,006
                                                                         =======       =======        ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                           VARIABLE INSURANCE            VARIABLE INSURANCE
                                                                            PRODUCTS FUND II             PRODUCTS FUND III
                                                                       --------------------------   ----------------------------
                                                                          ASSET                       GROWTH &        GROWTH
                                                                         MANAGER      CONTRAFUND       INCOME      OPPORTUNITIES
                                                                        PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                                       -----------   ------------   -----------   --------------
Units outstanding at December 31, 1995 .............................     462,080       105,208            --              --
                                                                         -------       -------            --              --
 Net premiums ......................................................          --         9,420            --              --
 Loan interest .....................................................        (180)          (31)           --              --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................          --        (1,403)           --              --
   Surrenders ......................................................     (26,089)       (2,402)           --              --
   Loans ...........................................................     (19,316)       (2,786)           --              --
   Cost of insurance and administrative expense ....................      (4,541)       (2,353)           --              --
 Transfers (to) from the Guarantee Account .........................          52         7,102            --              --
 Interfund transfers ...............................................      (6,421)      170,366            --              --
                                                                         -------       -------            --              --
Net increase (decrease) in units from capital transactions .........     (56,495)      177,913            --              --
                                                                         -------       -------            --              --
Units outstanding at December 31, 1996 .............................     405,585       283,121            --              --
                                                                         -------       -------            --              --
 Net premiums ......................................................       3,583         9,027         1,078           1,677
 Loan interest .....................................................        (180)         (173)           --              --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................      (5,411)          (94)           --              --
   Surrenders ......................................................        (325)         (497)           --              --
   Loans ...........................................................      (3,524)       (6,225)           --              --
   Cost of insurance and administrative expense ....................      (3,562)       (3,816)         (139)           (149)
 Transfers (to) from the Guarantee Account .........................       1,223         7,878            --             271
 Interfund transfers ...............................................      (2,171)       95,951        32,242          26,820
                                                                         -------       -------        ------          ------
Net increase (decrease) in units from capital transactions .........     (10,367)      102,051        33,181          28,619
                                                                         -------       -------        ------          ------
Units outstanding at December 31, 1997 .............................     395,218       385,172        33,181          28,619
                                                                         -------       -------        ------          ------
 Net premiums ......................................................          92         7,384         1,845           2,945
 Loan interest .....................................................        (276)         (287)          (31)            (10)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................      (1,619)       (1,038)           --              --
   Surrenders ......................................................     (12,811)         (935)           --              --
   Loans ...........................................................      (9,503)       (3,564)         (252)             --
   Cost of insurance and administrative expense ....................      (3,990)       (3,917)         (609)           (383)
 Transfers (to) from the Guarantee Account .........................       2,750         3,497         1,097             649
 Interfund transfers ...............................................       6,154        41,115        28,309          10,821
                                                                         -------       -------        ------          ------
Net increase (decrease) in units from capital transactions .........     (19,203)       42,255        30,359          14,022
                                                                         -------       -------        ------          ------
Units outstanding at December 31, 1998 .............................     376,015       427,427        63,540          42,641
                                                                         =======       =======        ======          ======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                                                  FEDERATED INVESTORS
                                                       ADVISERS MANAGEMENT TRUST                    INSURANCE SERIES
                                                 ------------------------------------- ------------------------------------------
                                                                                          AMERICAN        HIGH
                                                    BALANCED       BOND       GROWTH      LEADERS     INCOME BOND      UTILITY
                                                   PORTFOLIO    PORTFOLIO   PORTFOLIO     FUND II       FUND II        FUND II
                                                 ------------- ----------- ----------- ------------- ------------- --------------
Units outstanding at December 31, 1995 .........     124,279      75,868      54,860         --           8,274        7,584
                                                     -------      ------      ------         ----         -----        --------
 Net premiums ..................................          --          --          --         --              --           --
 Loan interest .................................          10        (344)        (23)        --              --             (9)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................          --          --          --         --              --           --
   Surrenders ..................................      (1,611)         --        (964)        --              --           --
   Loans .......................................      (2,060)         --      (1,204)        --          (3,262)        (162)
   Cost of insurance and administrative
    expense ....................................        (281)     (2,251)       (702)          (6)         (363)        (134)
 Transfers (to) from the Guarantee
   Account .....................................          --          --          --         29            (550)         240
 Interfund transfers ...........................      (6,017)    (21,032)     (2,763)     1,583          46,581       10,466
                                                     -------     -------      ------      -------        ------       ---------
Net increase (decrease) in units from
 capital transactions ..........................      (9,959)    (23,627)     (5,656)     1,606          42,406       10,401
                                                     -------     -------      ------      -------        ------       ---------
Units outstanding at December 31, 1996 .........     114,320      52,241      49,204      1,606          50,680       17,985
                                                     -------     -------      ------      -------        ------       ---------
   Net premiums ................................          --          --          --      7,266           2,919           --
   Loan interest ...............................         (36)       (192)        (49)        --             (91)            (4)
   Transfers (to) from the general
    account of Life of Virginia:
   Death benefits ..............................          --          --          --         --              --           --
   Surrenders ..................................      (1,036)         --          --         --              --           --
   Loans .......................................        (219)      4,440        (417)        16            (768)      (2,368)
   Cost of insurance and administrative
    expense ....................................      (1,045)       (423)       (428)      (247)           (600)        (238)
 Transfers (to) from the Guarantee
   Account .....................................          --          --          --        418             364          719
 Interfund transfers ...........................    (111,984)    (56,066)    (48,310)     26,797         95,909        7,319
                                                    --------     -------     -------      -------        ------       ---------
Net increase (decrease) in units from
 capital transactions ..........................    (114,320)    (52,241)    (49,204)     34,250         97,733        5,428
                                                    --------     -------     -------      -------        ------       ---------
Units outstanding at December 31, 1997 .........          --          --          --      35,856        148,413       23,413
                                                    --------     -------     -------      -------       -------       ---------
 Net premiums ..................................          --          --          --      5,835           1,842        1,248
 Loan interest .................................          --          --          --        (14)            (27)         (48)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................          --          --          --         --              --           --
   Surrenders ..................................          --          --          --         --              --           --
   Loans .......................................          --          --          --       (779)           (954)      (1,114)
   Cost of insurance and administrative
    expense ....................................          --          --          --       (675)           (936)        (330)
 Transfers (to) from the Guarantee
   Account .....................................          --          --          --        971             392           --
 Interfund transfers ...........................          --          --          --      20,774        (74,663)       4,692
                                                    --------     -------     -------      -------       -------       ---------
Net increase (decrease) in units from
 capital transactions ..........................          --          --          --      26,112        (74,346)       4,448
                                                    --------     -------     -------      -------       -------       ---------
Units outstanding at December 31, 1998 .........          --          --          --      61,968         74,067       27,861
                                                    ========     =======     =======      =======       =======       =========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                            ALGER AMERICAN               PBHG INSURANCE
                                                                                 FUND                     SERIES FUND
                                                                       -------------------------   --------------------------
                                                                                                    LARGE CAP
                                                                        SMALL CAP       GROWTH        GROWTH       GROWTH II
                                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                       -----------   -----------   -----------   ------------
Units outstanding at December 31, 1995 .............................      33,520        10,482          --             --
                                                                          ------        ------          ---            ---
 Net premiums ......................................................       2,249         1,125          --             --
 Loan interest .....................................................           7            --          --             --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................      (1,108)       (1,058)         --             --
   Surrenders ......................................................      (4,005)          (68)         --             --
   Loans ...........................................................      (3,297)       (1,007)         --             --
   Cost of insurance and administrative expense ....................        (997)         (702)         --             --
 Transfers (to) from the Guarantee Account .........................          91           510          --             --
 Interfund transfers ...............................................      84,755       116,263          --             --
                                                                          ------       -------          ---            ---
Net increase (decrease) in units from capital transactions .........      77,695       115,063          --             --
                                                                          ------       -------          ---            ---
Units outstanding at December 31, 1996 .............................     111,215       125,545          --             --
                                                                         -------       -------          ---            ---
 Net premiums ......................................................       9,853         1,256          --            439
 Loan interest .....................................................          --           (24)         --             --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................          --            --          --             --
   Surrenders ......................................................        (138)         (266)         --             --
   Loans ...........................................................      (5,683)       (3,238)         --             --
   Cost of insurance and administrative expense ....................      (1,990)       (1,118)        (11)           (44)
 Transfers (to) from the Guarantee Account .........................       8,023         1,345         283            239
 Interfund transfers ...............................................      16,471         7,897        2,446         8,006
                                                                         -------       -------        -----         ------
Net increase (decrease) in units from capital transactions .........      26,536         5,852        2,718         8,640
                                                                         -------       -------        -----         ------
Units outstanding at December 31, 1997 .............................     137,751       131,397        2,718         8,640
                                                                         -------       -------        -----         ------
 Net premiums ......................................................       4,733         3,551            (1)         424
 Loan interest .....................................................         (35)          (66)         --               (7)
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................      (1,209)       (1,398)         --             --
   Surrenders ......................................................      (6,320)       (3,136)        (82)            --
   Loans ...........................................................       2,007        (4,993)        (18)            --
   Cost of insurance and administrative expense ....................      (1,753)       (1,998)        (54)          (133)
 Transfers (to) from the Guarantee Account .........................       2,095         2,530          --          2,947
 Interfund transfers ...............................................     112,713        45,241        (201)           255
                                                                         -------       -------        ------        -------
Net increase (decrease) in units from capital transactions .........     112,231        39,731        (356)          3,486
                                                                         -------       -------        ------        -------
Units outstanding at December 31, 1998 .............................     249,982       171,128        2,362         12,126
                                                                         =======       =======        ======        =======

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                      JANUS ASPEN SERIES
                                            ---------------------------------------
                                              AGGRESSIVE
                                                GROWTH        GROWTH    WORLD WIDE
                                               PORTFOLIO    PORTFOLIO    PORTFOLIO
                                            -------------- ----------- ------------
Units outstanding at December 31, 1995         136,420       104,527      110,584
                                               --------      -------      -------
 Net premiums .............................       (657)       (2,168)       4,425
 Loan interest ............................         --           190         (192)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................         --            --           --
   Surrenders .............................         --        34,885       (4,341)
   Loans ..................................         24         2,056      (13,458)
   Cost of insurance and
    administrative expense ................         49        14,531       (4,135)
 Transfers (to) from the Guarantee
   Account ................................       (559)       (7,160)      11,729
 Interfund transfers ......................     (5,574)       43,761      215,068
                                               --------      -------      -------
Net increase (decrease) in units from
 capital transactions .....................     (6,717)       86,095      209,096
                                               --------      -------      -------
Units outstanding at December 31, 1996         129,703       190,622      319,680
                                               --------      -------      -------
 Net premiums .............................      4,146         6,158       19,120
 Loan interest ............................           (5)        (37)         (53)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................         --            --          (99)
   Surrenders .............................        (22)         (692)        (308)
   Loans ..................................     (4,697)       (6,214)      (4,281)
   Cost of insurance and
    administrative expense ................     (1,702)       (2,647)      (4,547)
 Transfers (to) from the Guarantee
   Account ................................      2,380         5,134        6,252
 Interfund transfers ......................     34,709        67,507      104,621
                                               ---------     -------      -------
Net increase (decrease) in units from
 capital transactions .....................     34,809        69,209      120,705
                                               ---------     -------      -------
Units outstanding at December 31, 1997         164,512       259,831      440,385
                                               ---------     -------      -------
 Net premiums .............................      2,149         3,907       11,534
 Loan interest ............................       (102)         (332)        (131)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................         --            --       (2,881)
   Surrenders .............................       (470)       (6,229)      (4,378)
   Loans ..................................     (1,267)       (9,616)      (4,057)
   Cost of insurance and
    administrative expense ................     (1,289)       (3,337)      (4,595)
 Transfers (to) from the Guarantee
   Account ................................        425         1,109         (540)
 Interfund transfers ......................    (40,437)       18,470       36,057
                                               ---------     -------      -------
Net increase (decrease) in units from
 capital transactions .....................    (40,991)        3,972       31,009
                                               ---------     -------      -------
Units outstanding at December 31, 1998         123,521       263,803      471,394
                                               =========     =======      =======



                                                                 JANUS ASPEN SERIES
                                            -------------------------------------------------------------
                                                                FLEXIBLE     INTERNATIONAL     CAPITAL
                                                BALANCED         INCOME          GROWTH      APPRECIATION
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                            --------------- --------------- --------------- -------------
Units outstanding at December 31, 1995           2,972             662               --            --
                                                 ------            ---               --            --
 Net premiums .............................      1,590              --               --            --
 Loan interest ............................           (9)             (2)            --            --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................         --              --               --            --
   Surrenders .............................       (452)             --               --            --
   Loans ..................................       (253)           (448)              --            --
   Cost of insurance and
    administrative expense ................       (578)            (90)             (87)           --
 Transfers (to) from the Guarantee
   Account ................................        726              --              951            --
 Interfund transfers ......................     47,770          13,978           32,559            --
                                                --------        --------         ------            --
Net increase (decrease) in units from
 capital transactions .....................     48,794          13,438           33,423            --
                                                --------        --------         ------            --
Units outstanding at December 31, 1996          51,766          14,100           33,423            --
                                                --------        --------         ------            --
 Net premiums .............................      2,260           1,522            4,872            --
 Loan interest ............................           (3)             (2)          (135)           --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................         --              --               --            --
   Surrenders .............................       (171)             --               --            --
   Loans ..................................      1,907          (2,130)            (812)           --
   Cost of insurance and
    administrative expense ................       (949)           (137)          (1,301)             (9)
 Transfers (to) from the Guarantee
   Account ................................      2,912             225            9,973            --
 Interfund transfers ......................     183,798            215           84,860           959
                                                --------        --------         ------           -----
Net increase (decrease) in units from
 capital transactions .....................     189,754           (307)          97,457           950
                                                --------        --------         ------           -----
Units outstanding at December 31, 1997          241,520         13,793          130,880           950
                                                --------        --------        -------           -----
 Net premiums .............................      1,293             409            2,672           867
 Loan interest ............................       (259)            (25)             (46)           --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................     (1,183)             --             (863)           --
   Surrenders .............................       (338)         (4,063)          (4,468)           --
   Loans ..................................     (4,970)          1,652              334        (2,698)
   Cost of insurance and
    administrative expense ................     (2,749)           (287)          (1,797)         (597)
 Transfers (to) from the Guarantee
   Account ................................      2,947               7            5,745            --
 Interfund transfers ......................     25,041          20,985           60,164        48,939
                                                --------        --------        -------        --------
Net increase (decrease) in units from
 capital transactions .....................     19,782          18,678           61,741        46,511
                                                --------        --------        -------        --------
Units outstanding at December 31, 1998          261,302         32,471          192,621        47,461
                                                ========        ========        =======        ========

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                            GOLDMAN SACHS
                                                                         VARIABLE INSURANCE
                                                                             TRUST FUND
                                                                       -----------------------
                                                                        GROWTH AND     MID CAP
                                                                          INCOME       EQUITY
                                                                           FUND         FUND
                                                                       ------------   --------
Units outstanding at December 31, 1995 .............................         --           --
                                                                             --           --
 Net premiums ......................................................         --           --
 Loan interest .....................................................         --           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --           --
   Surrenders ......................................................         --           --
   Loans ...........................................................         --           --
   Cost of insurance and administrative expense ....................         --           --
 Transfers (to) from the Guarantee Account .........................         --           --
 Interfund transfers ...............................................         --           --
                                                                             --           --
Net increase (decrease) in units from capital transactions .........         --           --
                                                                             --           --
Units outstanding at December 31, 1996 .............................         --           --
                                                                             --           --
 Net premiums ......................................................         --           --
 Loan interest .....................................................         --           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --           --
   Surrenders ......................................................         --           --
   Loans ...........................................................         --           --
   Cost of insurance and administrative expense ....................         --           --
 Transfers (to) from the Guarantee Account .........................         --           --
 Interfund transfers ...............................................         --           --
                                                                             --           --
Net increase (decrease) in units from capital transactions .........         --           --
                                                                             --           --
Units outstanding at December 31, 1997 .............................         --           --
                                                                             --           --
 Net premiums ......................................................         --           --
 Loan interest .....................................................         --           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..................................................         --           --
   Surrenders ......................................................         --           --
   Loans ...........................................................         --           --
   Cost of insurance and administrative expense ....................         --          (33)
 Transfers (to) from the Guarantee Account .........................         --           --
 Interfund transfers ...............................................        598        9,410
                                                                            ---        -----
Net increase (decrease) in units from capital transactions .........        598        9,377
                                                                            ---        -----
Units outstanding at December 31, 1998 .............................        598        9,377
                                                                            ===        =====

     (C) FEDERAL INCOME TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

                     LIFE OF VIRGINIA SEPARATE ACCOUNT III

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (D) USE OF ESTIMATES

     Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3) RELATED PARTY TRANSACTIONS

     The premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

     A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance. In addition, Life of Virginia charges the Account for the mortality and expense (M&E) risk that Life of Virginia assumes. This M&E charge is deducted daily and equals the effective annual rate of .90% of the net assets of the Account. Life of Virginia also charges the Account for certain administrative charges which are deducted daily and equal the effective annual rate of .40% of the net assets of the Account.

     GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

     Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by Life of Virginia.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

     Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.


(4) SUBSEQUENT EVENT

     Effective January 1, 1999, The Life Insurance Company of Virginia merged with The Harvest Life Insurance Company to form GE Life and Annuity Assurance Company. Concurrently, the Account changed its name to GE Life & Annuity Separate Account III. Neither of those events have an impact on net assets or unit values.